Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	2,064	$91,910
Aerojet Rocketdyne Holdings Inc.(a)	4,687	204,775
Aerovironment Inc.(a)	1,451	125,715
AerSale Corp.(a)	916	16,039
Archer Aviation Inc., Class A(a)(b)	7,754	31,326
Astra Space Inc., Class A(a)(b)	8,083	11,559
BWX Technologies Inc.	5,691	322,566
Cadre Holdings Inc.	393	9,294
Curtiss-Wright Corp.	2,399	344,113
Ducommun Inc.(a)	703	33,280
Hexcel Corp.	5,265	318,585
Kaman Corp.	1,725	53,096
Kratos Defense & Security Solutions Inc.(a)(b)	7,854	113,019
Maxar Technologies Inc.	4,625	127,095
Mercury Systems Inc.(a)	3,614	213,262
Moog Inc., Class A	1,803	154,409
National Presto Industries Inc.	314	22,357
Parsons Corp.(a)(b)	1,661	71,805
Redwire Corp.(a)(b)	1,033	3,409
Rocket Lab USA Inc.(a)	9,511	44,416
Spirit AeroSystems Holdings Inc., Class A	6,551	215,004
Terran Orbital Corp.(a)(b)	3,339	14,157
Triumph Group Inc.(a)	4,006	62,253
V2X Inc.(a)	711	23,634
Virgin Galactic Holdings Inc.(a)	11,009	81,907
Woodward Inc.(b)	3,783	396,080
		3,105,065
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	3,642	114,140
Atlas Air Worldwide Holdings Inc.(a)(b)	1,651	124,997
Forward Air Corp.	1,684	176,702
Hub Group Inc., Class A(a)(b)	2,129	162,656
		578,495
Airlines — 0.5%
Alaska Air Group Inc.(a)	7,878	349,232
Allegiant Travel Co.(a)	956	110,236
Blade Air Mobility Inc.(a)	2,784	15,465
Fresh Market Inc., NVS(c)	16,033	—
Frontier Group Holdings Inc.(a)(b)	1,840	26,643
Hawaiian Holdings Inc.(a)(b)	3,300	49,368
JetBlue Airways Corp.(a)	20,071	168,998
Joby Aviation Inc., Class A(a)(b)	16,857	93,388
SkyWest Inc.(a)	3,138	75,783
Spirit Airlines Inc.(a)	6,792	168,238
Sun Country Airlines Holdings Inc.(a)	1,990	40,138
Wheels Up Experience Inc.(a)	10,459	23,428
		1,120,917
Auto Components — 1.3%
Adient PLC(a)	5,919	199,944
American Axle & Manufacturing Holdings Inc.(a)	7,124	63,475
Autoliv Inc.	4,904	421,744
Dana Inc.	9,004	150,907
Dorman Products Inc.(a)	1,778	179,738
Fox Factory Holding Corp.(a)	2,643	250,186
Garrett Motion Inc.(a)(b)	3,590	23,730
Gentherm Inc.(a)	2,075	133,962
Goodyear Tire & Rubber Co. (The)(a)	17,611	216,263
Holley Inc.(a)(b)	2,475	19,775
Security	Shares	Value

Auto Components (continued)
LCI Industries	1,583	$213,847
Luminar Technologies Inc.(a)(b)	13,863	93,714
Modine Manufacturing Co.(a)	3,209	42,102
Patrick Industries Inc.	1,354	82,215
QuantumScape Corp.(a)(b)	16,082	174,007
Solid Power Inc.(a)	6,860	43,492
Standard Motor Products Inc.	1,178	53,882
Stoneridge Inc.(a)	1,690	31,806
Tenneco Inc., Class A(a)	4,679	88,293
Visteon Corp.(a)	1,753	223,648
XPEL Inc.(a)(b)	1,027	62,945
		2,769,675
Automobiles — 0.4%
Canoo Inc.(a)(b)	9,295	32,161
Faraday Future Intelligent Electric Inc., Class E(a)(b)	9,784	21,623
Fisker Inc., Class A(a)(b)	8,752	83,844
Harley-Davidson Inc.	9,207	348,117
Lordstown Motors Corp., Class A(a)(b)	7,818	17,512
Mullen Automotive Inc.(a)(b)	14,999	11,890
Thor Industries Inc.	3,442	290,264
Winnebago Industries Inc.(b)	2,061	124,422
Workhorse Group Inc.(a)(b)	9,327	30,499
		960,332
Banks — 7.8%
1st Source Corp.	1,566	75,512
Allegiance Bancshares Inc.	1,091	48,048
Amerant Bancorp Inc.	1,508	41,199
Ameris Bancorp.	4,027	190,437
Associated Banc-Corp.	9,869	198,367
Atlantic Union Bankshares Corp.	4,867	168,350
Banc of California Inc.	3,752	65,697
BancFirst Corp.(b)	1,219	130,908
Bancorp. Inc. (The)(a)	2,833	69,692
Bank of Hawaii Corp.	2,972	238,087
Bank of Marin Bancorp.	1,206	39,460
Bank OZK	7,251	290,765
BankUnited Inc.	4,384	170,318
Banner Corp.	1,557	96,518
Berkshire Hills Bancorp. Inc.	2,458	69,242
BOK Financial Corp.	1,934	170,250
Brookline Bancorp. Inc.	3,486	48,211
Byline Bancorp Inc.	1,715	42,000
Cadence Bank	9,893	258,207
Cambridge Bancorp.	532	44,310
Camden National Corp.	1,111	50,773
Carter Bankshares Inc.(a)	1,642	22,906
Cathay General Bancorp.	4,897	204,205
CBTX Inc.(b)	1,228	38,007
Central Pacific Financial Corp.	531	12,574
City Holding Co.	657	57,021
Coastal Financial Corp./WA(a)	674	27,789
Columbia Banking System Inc.	4,143	124,994
Community Bank System Inc.	3,105	209,060
Community Trust Bancorp. Inc.	1,548	67,075
ConnectOne Bancorp. Inc.	2,389	63,165
CrossFirst Bankshares Inc.(a)	2,830	38,828
Customers Bancorp. Inc.(a)	1,896	72,408
CVB Financial Corp.	7,816	208,453
Dime Community Bancshares Inc.	2,115	72,079

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Eagle Bancorp. Inc.	1,806	$88,548
Eastern Bankshares Inc.	10,524	214,690
Enterprise Financial Services Corp.	2,506	117,857
Equity Bancshares Inc., Class A	1,018	32,525
Farmers National Banc Corp.	2,343	33,271
FB Financial Corp.	2,391	102,454
Financial Institutions Inc.	1,183	31,361
First BanCorp./Puerto Rico	10,388	156,755
First Bancorp./Southern Pines NC	2,074	78,563
First Bancshares Inc. (The)	1,445	41,905
First Busey Corp.	3,800	93,670
First Commonwealth Financial Corp.	4,054	60,080
First Financial Bancorp.	4,193	93,672
First Financial Bankshares Inc.	8,043	355,340
First Financial Corp./IN(b)	1,029	48,075
First Foundation Inc.	3,457	71,975
First Hawaiian Inc.	8,183	208,585
First Internet Bancorp.	587	20,809
First Interstate BancSystem Inc., Class A	5,151	210,058
First Merchants Corp.	3,833	159,184
First Mid Bancshares Inc.	1,335	50,156
First of Long Island Corp. (The)	1,796	32,687
Flushing Financial Corp.	2,163	46,699
FNB Corp.	21,235	253,971
Fulton Financial Corp.	10,453	174,461
German American Bancorp. Inc.	1,925	72,842
Glacier Bancorp. Inc.	6,801	340,662
Great Southern Bancorp. Inc.	890	55,127
Hancock Whitney Corp.	5,516	269,236
Hanmi Financial Corp.	1,167	29,490
HarborOne Bancorp Inc.	3,372	48,894
Heartland Financial USA Inc.	2,772	124,463
Heritage Commerce Corp.	4,147	48,852
Heritage Financial Corp./WA	1,430	37,209
Hilltop Holdings Inc.	3,135	90,445
Home BancShares Inc./AR	11,927	281,477
HomeStreet Inc.	1,070	39,900
HomeTrust Bancshares Inc.	1,166	28,147
Hope Bancorp Inc.	5,422	81,547
Horizon Bancorp Inc./IN	2,732	52,099
Independent Bank Corp.	2,773	232,377
Independent Bank Corp./MI	1,660	34,827
Independent Bank Group Inc.	2,328	164,636
International Bancshares Corp.	3,481	152,677
Lakeland Bancorp. Inc.	4,634	73,773
Lakeland Financial Corp.	1,569	122,068
Live Oak Bancshares Inc.	2,031	76,447
Mercantile Bank Corp.	1,065	37,744
Metropolitan Bank Holding Corp.(a)	686	47,595
Midland States Bancorp. Inc.	1,444	37,833
MVB Financial Corp.	689	22,392
National Bank Holdings Corp., Class A	1,445	60,141
NBT Bancorp. Inc.	2,022	81,972
Nicolet Bankshares Inc.(a)(b)	758	60,625
Northwest Bancshares Inc.	6,509	93,599
OceanFirst Financial Corp.	4,429	91,060
OFG Bancorp.	2,383	65,461
Old National Bancorp./IN	18,880	328,701
Old Second Bancorp. Inc.	2,766	38,862
Origin Bancorp Inc.	1,490	64,174
Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp. Inc.	5,451	$183,372
PacWest Bancorp.	7,394	207,254
Park National Corp.	965	125,025
Pathward Financial Inc.	1,755	59,179
Peapack Gladstone Financial Corp.	1,170	38,212
Peoples Bancorp. Inc./OH	1,826	56,460
Pinnacle Financial Partners Inc.	4,793	379,126
Popular Inc.	4,834	375,457
Premier Financial Corp.	2,415	68,779
Prosperity Bancshares Inc.	5,967	442,095
QCR Holdings Inc.	1,087	64,448
Renasant Corp.	3,180	106,212
S&T Bancorp. Inc.	2,069	64,015
Sandy Spring Bancorp. Inc.	3,040	125,552
Seacoast Banking Corp. of Florida	3,749	134,139
ServisFirst Bancshares Inc.	3,054	260,964
Silvergate Capital Corp., Class A(a)	2,018	188,259
Simmons First National Corp., Class A	6,638	157,652
Southern First Bancshares Inc.(a)	468	20,943
Southside Bancshares Inc.	1,959	78,242
SouthState Corp.	4,735	401,386
Stock Yards Bancorp. Inc.	1,724	119,215
Synovus Financial Corp.	9,281	374,767
Texas Capital Bancshares Inc.(a)	3,193	187,174
Tompkins Financial Corp.	856	66,040
Towne Bank/Portsmouth VA	4,708	140,628
TriCo Bancshares	2,027	96,891
Triumph Bancorp. Inc.(a)	1,523	110,646
Trustmark Corp.	3,772	122,477
UMB Financial Corp.(b)	2,779	251,499
Umpqua Holdings Corp.	13,978	246,153
United Bankshares Inc./WV	8,613	333,668
United Community Banks Inc./GA	5,926	201,662
Univest Financial Corp.	2,089	52,100
Valley National Bancorp.	26,838	313,736
Veritex Holdings Inc.	3,247	100,462
Washington Federal Inc.	4,771	162,834
Washington Trust Bancorp. Inc.	1,649	90,497
WesBanco Inc.	3,984	135,934
Westamerica Bancorp.	1,491	89,475
Wintrust Financial Corp.	3,770	324,371
		17,046,620
Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	586	222,932
Celsius Holdings Inc.(a)	2,398	213,326
Coca-Cola Consolidated Inc.	288	147,744
Duckhorn Portfolio Inc. (The)(a)	1,894	34,736
MGP Ingredients Inc.	775	81,515
National Beverage Corp.	1,438	77,911
Vintage Wine Estates Inc.(a)(b)	1,867	13,704
Vita Coco Co. Inc. (The)(a)	809	9,748
		801,616
Biotechnology — 5.8%
4D Molecular Therapeutics Inc.(a)	1,552	14,589
ACADIA Pharmaceuticals Inc.(a)	7,661	112,540
Adicet Bio Inc.(a)(b)	1,142	19,288
ADMA Biologics Inc.(a)	11,020	23,583
Agenus Inc.(a)	16,278	41,997
Agios Pharmaceuticals Inc.(a)	3,375	72,799

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akero Therapeutics Inc.(a)	1,538	$15,749
Albireo Pharma Inc.(a)	1,257	26,133
Alector Inc.(a)	3,741	38,233
Alkermes PLC(a)	10,222	261,683
Allogene Therapeutics Inc.(a)(b)	4,593	59,617
ALX Oncology Holdings Inc.(a)(b)	1,345	13,020
Amicus Therapeutics Inc.(a)	15,738	156,750
AnaptysBio Inc.(a)	1,265	26,489
Anavex Life Sciences Corp.(a)(b)	4,924	50,520
Apellis Pharmaceuticals Inc.(a)	5,668	318,995
Arcellx Inc.(a)(b)	549	11,381
Arcturus Therapeutics Holdings Inc.(a)	1,383	24,272
Arcus Biosciences Inc.(a)	2,870	76,313
Arcutis Biotherapeutics Inc.(a)	1,754	42,552
Arrowhead Pharmaceuticals Inc.(a)	6,621	281,591
Atara Biotherapeutics Inc.(a)(b)	6,045	18,316
Avid Bioservices Inc.(a)(b)	3,800	74,670
Avidity Biosciences Inc.(a)	2,898	47,208
Beam Therapeutics Inc.(a)(b)	2,898	182,516
BioCryst Pharmaceuticals Inc.(a)	11,654	128,427
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,948	576,487
Bioxcel Therapeutics Inc.(a)	1,262	19,485
Blueprint Medicines Corp.(a)	3,711	189,484
Bridgebio Pharma Inc.(a)(b)	6,662	57,693
C4 Therapeutics Inc.(a)	2,392	23,059
CareDx Inc.(a)(b)	3,298	78,459
Caribou Biosciences Inc.(a)(b)	1,305	10,597
Catalyst Pharmaceuticals Inc.(a)	5,935	60,774
Celldex Therapeutics Inc.(a)	2,893	88,873
Century Therapeutics Inc.(a)(b)	651	6,881
Cerevel Therapeutics Holdings Inc.(a)	3,486	91,647
ChemoCentryx Inc.(a)	3,083	72,820
Chimerix Inc.(a)	4,377	9,586
Chinook Therapeutics Inc.(a)	2,921	54,068
Coherus Biosciences Inc.(a)	4,087	34,617
Crinetics Pharmaceuticals Inc.(a)	2,712	52,098
CRISPR Therapeutics AG(a)(b)	4,453	333,975
CTI BioPharma Corp.(a)	5,258	34,387
Cullinan Oncology Inc.(a)	1,552	20,968
Cytokinetics Inc.(a)	5,382	227,820
Day One Biopharmaceuticals Inc.(a)(b)	1,287	22,046
Deciphera Pharmaceuticals Inc.(a)	2,916	37,004
Denali Therapeutics Inc.(a)	5,828	198,269
Design Therapeutics Inc.(a)(b)	740	14,519
Dynavax Technologies Corp.(a)(b)	7,279	104,672
Dyne Therapeutics Inc.(a)	1,573	16,501
Eagle Pharmaceuticals Inc./DE(a)	692	27,472
Editas Medicine Inc.(a)(b)	4,401	70,020
Emergent BioSolutions Inc.(a)(b)	2,827	97,927
Enanta Pharmaceuticals Inc.(a)	1,133	62,485
Enochian Biosciences Inc.(a)	1,946	4,476
EQRx Inc.(a)(b)	13,816	75,297
Erasca Inc.(a)(b)	1,231	9,282
Exelixis Inc.(a)	20,070	419,864
Fate Therapeutics Inc.(a)(b)	5,144	157,046
FibroGen Inc.(a)	5,377	67,643
Foghorn Therapeutics Inc.(a)	1,226	17,936
Forma Therapeutics Holdings Inc.(a)	1,927	15,956
Gelesis Holdings Inc.(a)	2,624	3,779
Generation Bio Co.(a)	2,797	17,845
Security	Shares	Value

Biotechnology (continued)
Geron Corp.(a)(b)	23,145	$43,976
Global Blood Therapeutics Inc.(a)(b)	3,673	120,181
Gossamer Bio Inc.(a)(b)	3,284	36,879
GreenLight Bioscience Inc.(a)	3,666	7,772
Halozyme Therapeutics Inc.(a)(b)	8,605	420,784
Heron Therapeutics Inc.(a)	6,706	18,643
HilleVax Inc.(a)	707	9,559
Humacyte Inc.(a)(b)	3,765	13,102
Ideaya Biosciences Inc.(a)	2,129	31,765
IGM Biosciences Inc.(a)(b)	544	8,764
Imago Biosciences Inc.(a)(b)	536	8,630
ImmunityBio Inc.(a)(b)	4,195	16,319
ImmunoGen Inc.(a)(b)	12,695	60,174
Immunovant Inc.(a)	2,559	10,543
Inhibrx Inc.(a)(b)	1,325	22,976
Inovio Pharmaceuticals Inc.(a)	14,067	27,853
Insmed Inc.(a)(b)	7,487	165,612
Instil Bio Inc.(a)(b)	1,078	6,080
Intellia Therapeutics Inc.(a)	4,417	286,045
Intercept Pharmaceuticals Inc.(a)(b)	1,569	20,020
Ionis Pharmaceuticals Inc.(a)(b)	8,854	332,556
Iovance Biotherapeutics Inc.(a)	8,469	98,664
Ironwood Pharmaceuticals Inc.(a)	9,639	110,367
iTeos Therapeutics Inc.(a)	1,316	32,189
IVERIC bio Inc.(a)	6,772	72,393
Janux Therapeutics Inc.(a)(b)	737	9,154
Karuna Therapeutics Inc.(a)	1,377	179,354
Karyopharm Therapeutics Inc.(a)(b)	4,483	19,053
Keros Therapeutics Inc.(a)(b)	839	26,915
Kezar Life Sciences Inc.(a)	2,648	25,871
Krystal Biotech Inc.(a)	1,316	95,515
Kura Oncology Inc.(a)	4,137	63,337
Kymera Therapeutics Inc.(a)(b)	2,256	49,700
Ligand Pharmaceuticals Inc.(a)	1,043	95,987
Lyell Immunopharma Inc.(a)(b)	1,523	8,483
MacroGenics Inc.(a)	3,571	11,177
Madrigal Pharmaceuticals Inc.(a)(b)	762	47,869
MannKind Corp.(a)	15,633	53,934
MeiraGTx Holdings PLC(a)	1,611	13,339
MiMedx Group Inc.(a)	4,874	16,669
Mirati Therapeutics Inc.(a)	3,139	202,152
Mirum Pharmaceuticals Inc.(a)(b)	1,109	27,836
Monte Rosa Therapeutics Inc.(a)(b)	751	6,812
Morphic Holding Inc.(a)	1,677	44,390
Myovant Sciences Ltd.(a)	2,726	35,656
Myriad Genetics Inc.(a)	4,989	131,610
Natera Inc.(a)	5,574	261,978
Nkarta Inc.(a)(b)	1,764	23,832
Novavax Inc.(a)(b)	4,895	266,826
Nurix Therapeutics Inc.(a)	2,555	40,778
Nuvalent Inc., Class A(a)	792	11,769
Ocugen Inc.(a)(b)	13,921	35,916
Organogenesis Holdings Inc., Class A(a)	4,056	23,281
Pardes Biosciences Inc.(a)	1,683	4,746
PMV Pharmaceuticals Inc.(a)(b)	1,716	25,654
Point Biopharma Global Inc.(a)(b)	4,489	32,949
Praxis Precision Medicines Inc.(a)	2,290	8,084
Prometheus Biosciences Inc.(a)	706	30,125
Protagonist Therapeutics Inc.(a)	2,874	28,596
Prothena Corp. PLC(a)	2,298	71,376

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics Inc.(a)	4,465	$194,451
RAPT Therapeutics Inc.(a)	1,252	23,062
Recursion Pharmaceuticals Inc., Class A(a)(b)	1,878	15,888
REGENXBIO Inc.(a)	2,345	73,563
Relay Therapeutics Inc.(a)(b)	4,775	90,820
Replimune Group Inc.(a)	1,841	35,494
REVOLUTION Medicines Inc.(a)(b)	4,587	103,620
Rigel Pharmaceuticals Inc.(a)	11,321	13,472
Rocket Pharmaceuticals Inc.(a)	2,907	42,152
Sage Therapeutics Inc.(a)	3,277	112,762
Sana Biotechnology Inc.(a)(b)	5,191	34,676
Sangamo Therapeutics Inc.(a)	7,902	33,900
Sarepta Therapeutics Inc.(a)	5,476	508,994
Seres Therapeutics Inc.(a)	4,067	16,715
Sorrento Therapeutics Inc.(a)(b)	24,014	62,436
SpringWorks Therapeutics Inc.(a)(b)	1,692	50,557
Stoke Therapeutics Inc.(a)	1,399	20,691
Syndax Pharmaceuticals Inc.(a)	3,055	62,230
Tango Therapeutics Inc.(a)(b)	4,032	16,491
Tenaya Therapeutics Inc.(a)(b)	798	3,806
TG Therapeutics Inc.(a)	8,439	50,550
Travere Therapeutics Inc.(a)	3,313	77,988
Turning Point Therapeutics Inc.(a)	3,087	231,463
Twist Bioscience Corp.(a)	3,507	153,396
Ultragenyx Pharmaceutical Inc.(a)(b)	4,385	233,633
uniQure NV(a)	2,305	58,432
Vanda Pharmaceuticals Inc.(a)	3,451	37,202
Vaxart Inc.(a)(b)	8,163	30,040
Vaxcyte Inc.(a)	2,160	49,853
Vera Therapeutics Inc.(a)	594	10,247
Veracyte Inc.(a)	4,436	116,844
Vericel Corp.(a)	2,919	94,984
Verve Therapeutics Inc.(a)(b)	1,418	34,911
Vir Biotechnology Inc.(a)	4,641	129,066
Xencor Inc.(a)(b)	3,690	105,866
Y-mAbs Therapeutics Inc.(a)	2,194	34,204
Zentalis Pharmaceuticals Inc.(a)	3,031	88,505
		12,688,581
Building Products — 1.1%
AAON Inc.(b)	2,644	159,090
American Woodmark Corp.(a)	1,029	51,676
Apogee Enterprises Inc.	1,400	58,254
Armstrong World Industries Inc.	2,935	262,242
AZEK Co. Inc. (The)(a)	6,987	144,491
Gibraltar Industries Inc.(a)	2,076	97,136
Griffon Corp.	2,960	88,830
Hayward Holdings Inc.(a)	3,606	42,082
Insteel Industries Inc.	1,188	37,184
Janus International Group Inc.(a)(b)	3,452	35,107
JELD-WEN Holding Inc.(a)(b)	5,431	96,563
Masonite International Corp.(a)	1,422	129,445
PGT Innovations Inc.(a)	3,714	81,337
Quanex Building Products Corp.	2,064	50,795
Resideo Technologies Inc.(a)	9,100	204,841
Simpson Manufacturing Co. Inc.	2,695	278,340
Tecnoglass Inc.	1,347	30,186
UFP Industries Inc.	3,920	361,463
Zurn Elkay Water Solutions Corp.	7,899	228,676
		2,437,738
Security	Shares	Value

Capital Markets — 2.0%
Affiliated Managers Group Inc.	2,416	$305,334
Artisan Partners Asset Management Inc., Class A	4,228	168,105
Assetmark Financial Holdings Inc.(a)	1,238	23,510
B. Riley Financial Inc.	1,007	51,901
BGC Partners Inc., Class A	20,458	74,672
Blucora Inc.(a)	2,982	59,640
Blue Owl Capital Inc.	21,609	246,559
Bridge Investment Group Holdings Inc., Class A	1,563	26,618
BrightSphere Investment Group Inc.	2,057	38,898
Cohen & Steers Inc.	1,601	117,978
Cowen Inc., Class A	1,719	60,285
Diamond Hill Investment Group Inc.	205	39,190
Donnelley Financial Solutions Inc.(a)	1,738	59,075
Evercore Inc., Class A	2,530	252,924
Federated Hermes Inc.	5,729	195,416
Focus Financial Partners Inc., Class A(a)	3,532	142,799
Forge Global Holdings Inc.(a)(b)	6,439	34,384
Freedom Holding Corp./NV(a)(b)	1,031	55,189
GCM Grosvenor Inc., Class A	2,016	15,946
Hamilton Lane Inc., Class A	2,194	165,801
Houlihan Lokey Inc.	3,132	264,842
Interactive Brokers Group Inc., Class A	5,458	320,330
Janus Henderson Group PLC	10,531	271,384
Moelis & Co., Class A	4,067	189,441
Open Lending Corp., Class A(a)	6,341	65,693
Oppenheimer Holdings Inc., Class A, NVS	550	18,474
P10 Inc.(b)	2,206	26,097
Piper Sandler Cos	897	113,201
PJT Partners Inc., Class A	1,552	110,937
StepStone Group Inc., Class A	3,078	81,998
Stifel Financial Corp.	6,666	398,693
StoneX Group Inc.(a)	1,089	94,885
TPG Inc.	2,151	61,346
Victory Capital Holdings Inc., Class A	1,476	40,841
Virtu Financial Inc., Class A	5,030	117,350
Virtus Investment Partners Inc.	439	90,574
WisdomTree Investments Inc.	7,020	36,504
		4,436,814
Chemicals — 2.6%
AdvanSix Inc.	1,748	68,679
American Vanguard Corp.	1,660	38,861
Amyris Inc.(a)(b)	12,631	22,483
Ashland Global Holdings Inc.	3,169	318,389
Aspen Aerogels Inc.(a)	1,729	22,615
Avient Corp.	5,700	245,955
Axalta Coating Systems Ltd.(a)	12,992	327,658
Balchem Corp.	2,006	272,335
Cabot Corp.	3,519	261,321
Chase Corp.	470	42,732
Chemours Co. (The)	9,726	346,148
Danimer Scientific Inc.(a)(b)	5,430	25,087
Diversey Holdings Ltd.(a)(b)	2,974	22,275
Ecovyst Inc.	3,359	34,363
Element Solutions Inc.	13,564	268,025
FutureFuel Corp.	1,938	13,934
GCP Applied Technologies Inc.(a)	3,391	106,817
Ginkgo Bioworks Holdings Inc.(a)(b)	60,031	171,689
Hawkins Inc.	1,171	46,547
HB Fuller Co.	3,337	214,235
Huntsman Corp.	12,442	360,320

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)	2,413	$161,912
Innospec Inc.	1,553	158,406
Intrepid Potash Inc.(a)	588	26,813
Koppers Holdings Inc.	1,280	30,131
Kronos Worldwide Inc.	1,424	25,020
Livent Corp.(a)	10,161	252,907
LSB Industries Inc.(a)	1,894	26,156
Mativ Inc.	3,369	73,613
Minerals Technologies Inc.	2,059	137,562
NewMarket Corp.	423	131,468
Origin Materials Inc.(a)(b)	7,267	42,730
Perimeter Solutions SA(a)	10,211	117,937
PureCycle Technologies Inc.(a)	6,358	48,194
Quaker Chemical Corp.	841	136,419
Scotts Miracle-Gro Co. (The)	2,541	226,022
Sensient Technologies Corp.	2,632	226,299
Stepan Co.	1,328	149,015
Tredegar Corp.	1,669	17,491
Trinseo PLC	2,245	80,304
Tronox Holdings PLC, Class A	7,217	112,657
Valvoline Inc.	11,149	359,221
		5,770,745
Commercial Services & Supplies — 1.6%
ABM Industries Inc.	4,179	187,386
ACCO Brands Corp.	5,964	42,762
ACV Auctions Inc., Class A(a)(b)	6,964	51,464
Aris Water Solution Inc., Class A	1,243	26,314
Aurora Innovation Inc., Class A(a)(b)	17,324	44,003
Brady Corp., Class A, NVS	2,997	143,406
BrightView Holdings Inc.(a)	2,849	37,436
Brink’s Co. (The)	2,933	167,005
Casella Waste Systems Inc., Class A(a)	3,175	257,016
Cimpress PLC(a)(b)	1,205	48,429
Clean Harbors Inc.(a)	3,118	304,286
CoreCivic Inc.(a)	7,522	81,012
Deluxe Corp.	2,668	67,073
Driven Brands Holdings Inc.(a)(b)	3,483	105,813
Ennis Inc.	1,603	35,026
GEO Group Inc. (The)(a)	4,896	32,118
Harsco Corp.(a)	4,897	23,555
Healthcare Services Group Inc.	4,611	66,122
Heritage-Crystal Clean Inc.(a)	1,021	34,265
HNI Corp.	2,649	93,563
IAA Inc.(a)	8,366	315,649
Interface Inc.	3,697	53,569
KAR Auction Services Inc.(a)(b)	7,631	130,490
Matthews International Corp., Class A	1,986	55,509
MillerKnoll Inc.	4,771	143,655
Montrose Environmental Group Inc.(a)	1,657	66,479
MSA Safety Inc.	2,289	293,770
SP Plus Corp.(a)	1,459	49,985
Steelcase Inc., Class A	5,622	62,573
Stericycle Inc.(a)	5,769	270,393
UniFirst Corp./MA	956	187,271
Viad Corp.(a)	1,289	43,529
VSE Corp.	648	27,184
		3,548,110
Communications Equipment — 0.9%
ADTRAN Holdings Inc. (a)	4,797	115,560
Security	Shares	Value

Communications Equipment (continued)
Calix Inc.(a)	3,476	$198,271
Cambium Networks Corp.(a)	720	13,572
Casa Systems Inc.(a)	2,668	11,793
Clearfield Inc.(a)(b)	712	70,168
CommScope Holding Co. Inc.(a)	12,850	116,035
Comtech Telecommunications Corp.	1,741	20,230
Digi International Inc.(a)	2,181	62,137
Extreme Networks Inc.(a)	8,146	106,550
Harmonic Inc.(a)	6,478	70,740
Infinera Corp.(a)	13,410	87,835
Lumentum Holdings Inc.(a)(b)	4,304	389,340
NETGEAR Inc.(a)	1,947	50,194
NetScout Systems Inc.(a)	4,597	163,561
Plantronics Inc.(a)	2,695	107,234
Ribbon Communications Inc.(a)	7,686	26,055
Viasat Inc.(a)	4,651	153,157
Viavi Solutions Inc.(a)	14,264	211,107
		1,973,539
Construction & Engineering — 1.5%
Ameresco Inc., Class A(a)(b)	1,969	112,666
API Group Corp.(a)	12,816	226,971
Arcosa Inc.	3,139	161,847
Argan Inc.	905	33,630
Comfort Systems USA Inc.	2,262	239,003
Construction Partners Inc., Class A(a)	2,552	60,687
Dycom Industries Inc.(a)	1,849	190,743
EMCOR Group Inc.	3,195	371,802
Fluor Corp.(a)	8,864	225,234
Granite Construction Inc.	2,835	84,767
Great Lakes Dredge & Dock Corp.(a)	4,076	52,703
IES Holdings Inc.(a)	518	17,094
Infrastructure and Energy Alternatives Inc.(a)	1,898	26,800
MasTec Inc.(a)	3,556	280,675
MDU Resources Group Inc.	12,667	361,896
MYR Group Inc.(a)	1,061	101,039
NV5 Global Inc.(a)	755	102,378
Primoris Services Corp.	3,302	77,135
Sterling Infrastructure Inc.(a)	1,931	49,646
Tutor Perini Corp.(a)	2,606	23,662
Valmont Industries Inc.	1,332	361,611
		3,161,989
Construction Materials — 0.2%
Eagle Materials Inc.	2,472	312,585
Summit Materials Inc., Class A(a)	7,369	202,721
		515,306
Consumer Finance — 1.0%
Atlanticus Holdings Corp.(a)	342	13,215
Bread Financial Holdings Inc.	3,026	119,860
Curo Group Holdings Corp.	1,413	10,117
Encore Capital Group Inc.(a)	1,545	111,904
Enova International Inc.(a)	2,024	69,848
EZCORP Inc., Class A, NVS(a)	3,498	28,124
FirstCash Holdings Inc.	2,460	180,220
Green Dot Corp., Class A(a)	3,126	87,841
LendingClub Corp.(a)(b)	6,490	89,886
LendingTree Inc.(a)(b)	685	31,222
Moneylion Inc.(a)	5,987	9,400
Navient Corp.	9,304	153,237
Nelnet Inc., Class A	1,273	121,049

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	6,652	$247,454
PRA Group Inc.(a)	2,483	98,923
PROG Holdings Inc.(a)	3,347	61,652
Regional Management Corp.	574	23,534
SLM Corp.	16,876	263,266
SoFi Technologies Inc.(a)(b)	45,871	289,446
Upstart Holdings Inc.(a)(b)	3,201	77,880
World Acceptance Corp.(a)	228	25,257
		2,113,335
Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	17,756	395,071
Greif Inc., Class A, NVS	1,673	118,147
Myers Industries Inc.	2,268	55,180
O-I Glass Inc.(a)	9,798	144,129
Pactiv Evergreen Inc.	2,662	27,206
Ranpak Holdings Corp.(a)	2,652	13,552
Silgan Holdings Inc.	5,254	233,803
Sonoco Products Co.	6,098	387,162
TriMas Corp.	2,640	78,144
		1,452,394
Distributors — 0.0%
Funko Inc., Class A(a)	1,690	44,295

Diversified Consumer Services — 1.1%
2U Inc.(a)(b)	4,834	47,325
ADT Inc.(b)	14,473	105,653
Adtalem Global Education Inc.(a)	2,844	114,044
American Public Education Inc.(a)	1,170	18,381
Carriage Services Inc.	843	30,584
Chegg Inc.(a)	7,856	167,333
Coursera Inc.(a)	5,368	74,561
Duolingo Inc, Class A(a)(b)	1,277	117,165
European Wax Center Inc., Class A	1,057	22,112
frontdoor Inc.(a)(b)	5,163	138,213
Graham Holdings Co., Class B	244	145,056
Grand Canyon Education Inc.(a)	2,028	194,830
H&R Block Inc.	9,958	397,922
Laureate Education Inc., Class A	8,808	104,287
Mister Car Wash Inc.(a)	2,483	28,803
OneSpaWorld Holdings Ltd.(a)	4,053	29,222
Perdoceo Education Corp.(a)	4,361	59,746
PowerSchool Holdings Inc., Class A(a)	2,634	37,956
Rover Group Inc.(a)(b)	4,747	20,744
Strategic Education Inc.	1,445	103,794
Stride Inc.(a)	2,694	120,368
Terminix Global Holdings Inc.(a)	7,587	339,139
Udemy Inc.(a)(b)	967	11,556
Vivint Smart Home Inc.(a)	2,717	12,987
WW International Inc.(a)	3,433	22,795
		2,464,576
Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	1,104	33,451
Cannae Holdings Inc.(a)(b)	5,053	106,669
Compass Diversified Holdings	3,781	91,236
Jackson Financial Inc., Class A	5,469	150,452
		381,808
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)	1,136	50,541
AST SpaceMobile Inc.(a)(b)	2,526	17,758
Security	Shares	Value

Diversified Telecommunication Services (continued)
ATN International Inc.	662	$30,478
Bandwidth Inc., Class A(a)	1,485	24,695
Cogent Communications Holdings Inc.	2,659	169,671
Consolidated Communications Holdings Inc.(a)	4,652	30,703
EchoStar Corp., Class A(a)(b)	2,400	47,424
Frontier Communications Parent Inc.(a)	12,997	336,752
Globalstar Inc.(a)	41,125	57,575
IDT Corp., Class B(a)	1,123	29,232
Iridium Communications Inc.(a)	7,997	357,546
Liberty Latin America Ltd., Class A(a)	2,726	20,091
Liberty Latin America Ltd., Class C, NVS(a)	9,520	69,877
Radius Global Infrastructure Inc., Class A(a)	4,423	67,583
		1,309,926
Electric Utilities — 0.8%
ALLETE Inc.	3,586	222,583
Hawaiian Electric Industries Inc.	6,851	289,797
IDACORP Inc.	3,153	352,253
MGE Energy Inc.	2,260	183,919
Otter Tail Corp.	2,613	183,616
PNM Resources Inc.	5,347	258,100
Portland General Electric Co.	5,566	285,758
		1,776,026
Electrical Equipment — 1.6%
Acuity Brands Inc.	2,162	394,349
Allied Motion Technologies Inc.	770	20,744
Array Technologies Inc.(a)	8,432	142,079
Atkore Inc.(a)	2,688	266,838
AZZ Inc.	1,570	66,788
Babcock & Wilcox Enterprises Inc.(a)(b)	3,307	26,324
Blink Charging Co.(a)(b)	2,367	50,109
Bloom Energy Corp., Class A(a)(b)	10,134	205,011
ChargePoint Holdings Inc., Class A(a)(b)	11,120	168,023
Encore Wire Corp.	1,240	171,703
Energy Vault Holdings Inc.(a)(b)	3,460	15,397
EnerSys	2,595	171,036
Enovix Corp.(a)(b)	6,551	87,259
ESS Tech Inc.(a)(b)	3,834	14,569
Fluence Energy Inc., Class A(a)(b)	2,144	29,459
FREYR Battery SA(a)(b)	5,024	50,140
FuelCell Energy Inc.(a)	22,651	81,317
GrafTech International Ltd.	12,514	96,358
Heliogen Inc.(a)(b)	5,670	14,005
nVent Electric PLC	10,397	367,118
SES AI Corp.(a)(b)	5,996	27,642
Shoals Technologies Group Inc., Class A(a)	7,040	166,355
Stem Inc.(a)(b)	8,247	93,438
Sunrun Inc.(a)	13,125	429,056
Thermon Group Holdings Inc.(a)	2,111	32,868
TPI Composites Inc.(a)	2,267	37,337
Tritium DCFC Ltd.(a)(b)	4,808	31,733
Vertiv Holdings Co.	19,049	217,540
Vicor Corp.(a)	1,366	99,663
		3,574,258
Electronic Equipment, Instruments & Components — 2.4%
908 Devices Inc.(a)(b)	1,080	24,300
Advanced Energy Industries Inc.	2,345	209,854
Aeva Technologies Inc.(a)(b)	5,922	20,905
AEye Inc.(a)(b)	6,956	15,581
Arlo Technologies Inc.(a)	5,544	38,974

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet Inc.	6,093	$291,672
Badger Meter Inc.	1,853	178,240
Belden Inc.(b)	2,768	179,145
Benchmark Electronics Inc.	2,213	56,609
Cepton Inc.(a)	1,455	2,139
CTS Corp.	1,998	81,279
ePlus Inc.(a)	1,775	98,637
Fabrinet(a)	2,312	222,091
FARO Technologies Inc.(a)	1,126	36,618
II-VI Inc.(a)	8,049	423,699
Insight Enterprises Inc.(a)	2,250	210,172
IPG Photonics Corp.(a)	2,176	231,918
Itron Inc.(a)	2,831	165,330
Kimball Electronics Inc.(a)	1,544	33,968
Knowles Corp.(a)	5,783	114,214
Lightwave Logic Inc.(a)(b)	6,504	69,398
Littelfuse Inc.	1,545	430,854
Methode Electronics Inc.	2,342	96,584
MicroVision Inc.(a)(b)	10,483	53,987
Mirion Technologies Inc.(a)(b)	6,401	43,527
Napco Security Technologies Inc.(a)(b)	1,770	45,418
National Instruments Corp.	8,183	310,954
nLight Inc.(a)	2,797	34,291
Novanta Inc.(a)(b)	2,231	344,020
OSI Systems Inc.(a)	974	94,157
Ouster Inc.(a)	5,101	8,978
PAR Technology Corp.(a)(b)	1,601	66,634
PC Connection Inc.	758	35,952
Plexus Corp.(a)	1,740	163,473
Sanmina Corp.(a)	3,806	175,266
ScanSource Inc.(a)	1,541	49,235
SmartRent Inc.(a)(b)	5,720	32,375
TTM Technologies Inc.(a)	6,281	84,982
Velodyne Lidar Inc.(a)	6,427	6,748
Vishay Intertechnology Inc.	8,215	169,722
Vishay Precision Group Inc.(a)	781	24,352
Vontier Corp.	10,080	260,064
		5,236,316
Energy Equipment & Services — 1.3%
Archrock Inc.	8,443	71,259
Bristow Group Inc.(a)	1,437	37,075
Cactus Inc., Class A(b)	3,781	157,252
ChampionX Corp.	12,667	264,614
Core Laboratories NV(b)	2,869	54,339
DMC Global Inc.(a)	1,259	28,655
Dril-Quip Inc.(a)	2,144	54,994
Helix Energy Solutions Group Inc.(a)	9,029	36,477
Helmerich & Payne Inc.	6,558	303,635
Liberty Energy Inc., Class A(a)	6,912	98,150
Nabors Industries Ltd.(a)	550	78,369
NexTier Oilfield Solutions Inc.(a)	9,963	99,331
Noble Corp.(a)	4,094	122,820
NOV Inc.(b)	24,460	455,201
Oceaneering International Inc.(a)	6,271	66,598
Oil States International Inc.(a)	3,847	19,620
Patterson-UTI Energy Inc.	13,521	223,772
ProPetro Holding Corp.(a)	5,349	56,271
RPC Inc.(a)	4,522	36,899
Select Energy Services Inc., Class A(a)	4,278	31,957
Solaris Oilfield Infrastructure Inc., Class A	1,794	19,895
Security	Shares	Value

Energy Equipment & Services (continued)
TETRA Technologies Inc.(a)	7,918	$34,681
Tidewater Inc.(a)	2,573	56,683
Transocean Ltd.(a)(b)	39,291	132,804
U.S. Silica Holdings Inc.(a)	4,653	64,351
Valaris Ltd.(a)(b)	4,082	204,835
Weatherford International PLC(a)	4,174	96,545
		2,907,082
Entertainment — 0.5%
Cinemark Holdings Inc.(a)	6,681	122,463
IMAX Corp.(a)(b)	3,066	51,539
Liberty Media Corp.-Liberty Braves, Class A(a)	651	18,788
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	2,325	64,333
Lions Gate Entertainment Corp., Class A(a)	3,799	33,279
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	7,776	64,619
Madison Square Garden Entertainment Corp.(a)	1,602	93,284
Madison Square Garden Sports Corp.(a)	1,081	166,236
Marcus Corp. (The)(a)(b)	1,485	24,399
Playstudios Inc.(a)(b)	4,949	19,895
Skillz Inc., Class A(a)(b)	16,647	26,302
Warner Music Group Corp., Class A	7,215	216,450
World Wrestling Entertainment Inc., Class A	2,700	187,137
		1,088,724
Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	5,700	97,641
Agree Realty Corp.	4,689	373,198
Alexander & Baldwin Inc.	4,607	91,725
Alexander’s Inc.	140	34,091
American Assets Trust Inc.	3,288	99,396
Apartment Investment & Management Co., Class A(a)	9,399	78,200
Apple Hospitality REIT Inc.	13,290	221,677
Armada Hoffler Properties Inc.	4,329	61,385
Bluerock Residential Growth REIT Inc., Class A	1,741	45,736
Braemar Hotels & Resorts Inc.	4,011	20,817
Brandywine Realty Trust	11,147	104,224
Broadstone Net Lease Inc.	10,587	240,007
CareTrust REIT Inc.	6,016	124,230
CatchMark Timber Trust Inc., Class A	3,039	34,158
CBL & Associates Properties Inc.(b)	1,598	49,202
Cedar Realty Trust Inc.	772	22,434
Centerspace	956	82,111
Chatham Lodging Trust(a)	3,053	37,125
City Office REIT Inc.	2,680	37,788
Community Healthcare Trust Inc.	1,571	61,190
Corporate Office Properties Trust	7,000	197,050
Cousins Properties Inc.	9,294	286,720
CTO Realty Growth Inc.	1,135	24,062
DiamondRock Hospitality Co.(a)	13,143	121,967
Diversified Healthcare Trust	14,685	25,405
Douglas Emmett Inc.	11,006	260,182
Easterly Government Properties Inc.	5,663	114,789
Empire State Realty Trust Inc., Class A	8,540	72,846
EPR Properties	4,673	251,454
Equity Commonwealth(a)	7,059	198,005
Essential Properties Realty Trust Inc.	8,247	198,918
Farmland Partners Inc.	2,030	30,125
First Industrial Realty Trust Inc.	8,222	427,133
Four Corners Property Trust Inc.	4,959	144,952
Franklin Street Properties Corp., Class C	5,722	21,686
Getty Realty Corp.	2,462	72,235

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp.	2,521	$52,815
Gladstone Land Corp.	1,933	52,404
Global Medical REIT Inc.	3,876	47,210
Global Net Lease Inc.	6,543	98,734
Healthcare Realty Trust Inc.(b)	23,747	623,359
Hersha Hospitality Trust, Class A(a)	2,080	20,966
Highwoods Properties Inc.	6,578	233,980
Hudson Pacific Properties Inc.	9,057	136,217
Independence Realty Trust Inc.	13,812	306,626
Indus Realty Trust Inc.	429	26,203
Industrial Logistics Properties Trust	4,051	40,632
Innovative Industrial Properties Inc.	1,741	167,850
InvenTrust Properties Corp.	4,233	121,360
iStar Inc.	5,135	85,806
JBG SMITH Properties	6,839	173,984
Kite Realty Group Trust	13,635	271,200
LTC Properties Inc.	2,449	102,613
LXP Industrial Trust	17,994	197,394
Macerich Co. (The)	13,485	143,076
National Health Investors Inc.	2,858	185,313
National Storage Affiliates Trust	5,273	289,171
Necessity Retail REIT Inc.	8,455	65,864
NETSTREIT Corp.	2,962	60,721
NexPoint Residential Trust Inc.	1,441	95,884
Office Properties Income Trust	3,050	63,379
Omega Healthcare Investors Inc.	14,655	454,305
One Liberty Properties Inc.	976	27,084
Orion Office REIT Inc.(b)	3,489	38,170
Outfront Media Inc.	9,146	168,835
Paramount Group Inc.	10,226	80,274
Park Hotels & Resorts Inc.	14,593	227,505
Pebblebrook Hotel Trust(b)	8,232	161,018
Phillips Edison & Co. Inc.	7,137	242,944
Physicians Realty Trust	14,091	250,397
Piedmont Office Realty Trust Inc., Class A	7,721	106,241
Plymouth Industrial REIT Inc.	2,504	48,227
PotlatchDeltic Corp.	4,362	213,869
Rayonier Inc.	9,137	344,922
Retail Opportunity Investments Corp.	7,771	135,682
RLJ Lodging Trust	10,416	130,096
RPT Realty	5,588	60,742
Ryman Hospitality Properties Inc.(a)	3,439	304,489
Sabra Health Care REIT Inc.	14,393	221,508
Safehold Inc.	958	40,849
Saul Centers Inc.	817	42,713
Service Properties Trust	10,298	67,349
SITE Centers Corp.	11,354	165,882
SL Green Realty Corp.	4,034	200,288
Spirit Realty Capital Inc.	8,384	371,747
STAG Industrial Inc.	11,179	366,448
Summit Hotel Properties Inc.(a)	6,812	53,474
Sunstone Hotel Investors Inc.(a)	13,484	152,774
Tanger Factory Outlet Centers Inc.	6,487	105,544
Terreno Realty Corp.	4,717	295,520
UMH Properties Inc.	3,152	67,169
Uniti Group Inc.	14,890	148,453
Universal Health Realty Income Trust	796	42,904
Urban Edge Properties	6,884	113,104
Urstadt Biddle Properties Inc., Class A	1,919	35,310
Veris Residential Inc.(a)	5,014	69,945
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Washington Real Estate Investment Trust	5,489	$121,691
Whitestone REIT	2,894	32,500
Xenia Hotels & Resorts Inc.(a)	7,126	117,009
		13,853,606
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	1,961	70,929
Casey’s General Stores Inc.	2,319	469,945
Chefs’ Warehouse Inc. (The)(a)	2,059	71,262
Grocery Outlet Holding Corp.(a)	5,459	233,209
Ingles Markets Inc., Class A	907	86,582
Natural Grocers by Vitamin Cottage Inc.	576	9,550
PriceSmart Inc.	1,507	100,035
SpartanNash Co.	2,310	74,590
Sprouts Farmers Market Inc.(a)	6,845	189,196
United Natural Foods Inc.(a)	3,657	155,459
Weis Markets Inc.	1,028	79,084
		1,539,841
Food Products — 1.4%
AppHarvest Inc.(a)(b)	3,794	14,569
B&G Foods Inc.	4,338	107,192
Benson Hill Inc.(a)(b)	8,552	27,794
Beyond Meat Inc.(a)(b)	3,791	121,274
BRC Inc.(a)(b)	1,905	17,888
Calavo Growers Inc.	1,102	44,411
Cal-Maine Foods Inc.	2,354	120,313
Flowers Foods Inc.	12,623	358,619
Fresh Del Monte Produce Inc.	2,108	62,629
Freshpet Inc.(a)(b)	2,985	159,518
Hain Celestial Group Inc. (The)(a)	5,640	128,310
Hostess Brands Inc.(a)	8,614	194,849
Ingredion Inc.	4,142	376,839
J&J Snack Foods Corp.	952	129,006
John B Sanfilippo & Son Inc.	653	48,910
Lancaster Colony Corp.	1,256	166,269
Local Bounti Corp.(a)	1,915	7,411
Mission Produce Inc.(a)	2,259	32,033
Pilgrim’s Pride Corp.(a)	2,986	93,671
Post Holdings Inc.(a)	3,481	302,638
Seaboard Corp.(b)	16	64,970
Seneca Foods Corp., Class A(a)	364	20,719
Simply Good Foods Co. (The)(a)	5,544	180,845
Sovos Brands Inc.(a)(b)	1,628	23,053
Tattooed Chef Inc.(a)(b)	2,913	18,381
Tootsie Roll Industries Inc.	1,186	41,652
TreeHouse Foods Inc.(a)	3,506	152,231
Utz Brands Inc.	4,142	69,668
Vital Farms Inc.(a)	1,573	18,561
		3,104,223
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	1,060	145,358
National Fuel Gas Co.	5,726	414,219
New Jersey Resources Corp.	6,026	278,341
Northwest Natural Holding Co.	2,135	114,585
ONE Gas Inc.	3,385	287,522
South Jersey Industries Inc.	7,671	262,962
Southwest Gas Holdings Inc.(a)	4,164	362,101
Spire Inc.	3,266	245,734
		2,110,822

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.9%
Alphatec Holdings Inc.(a)	4,239	$31,962
AngioDynamics Inc.(a)	2,415	54,796
Artivion Inc.(a)	2,536	49,706
AtriCure Inc.(a)	2,907	143,635
Atrion Corp.	86	58,127
Avanos Medical Inc.(a)	2,944	83,521
Axonics Inc.(a)(b)	2,937	190,523
BioLife Solutions Inc.(a)(b)	1,892	36,459
Bioventus Inc., Class A(a)	1,344	11,411
Butterfly Network Inc.(a)(b)	8,470	36,760
Cardiovascular Systems Inc.(a)	2,604	40,128
Cerus Corp.(a)	11,202	60,491
CONMED Corp.	1,841	179,737
CryoPort Inc.(a)	3,061	113,869
Cutera Inc.(a)	1,013	47,023
Embecta Corp.(a)	3,637	107,037
Enovis Corp.(a)	2,926	174,741
Envista Holdings Corp.(a)(b)	10,144	412,354
Establishment Labs Holdings Inc.(a)(b)	1,362	80,753
Figs Inc., Class A(a)(b)	2,309	24,406
Glaukos Corp.(a)	2,963	159,558
Globus Medical Inc., Class A(a)(b)	4,966	291,455
Haemonetics Corp.(a)	3,212	223,202
Heska Corp.(a)	666	60,932
ICU Medical Inc.(a)	1,262	223,589
Inari Medical Inc.(a)	2,138	165,866
Inogen Inc.(a)	1,259	35,025
Inspire Medical Systems Inc.(a)	1,722	359,881
Integer Holdings Corp.(a)	2,067	144,463
Integra LifeSciences Holdings Corp.(a)	4,482	246,689
iRadimed Corp.	405	17,111
iRhythm Technologies Inc.(a)	1,856	286,993
Lantheus Holdings Inc.(a)	4,294	329,436
LeMaitre Vascular Inc.	1,192	60,017
LivaNova PLC(a)(b)	3,329	211,957
Masimo Corp.(a)	3,195	461,933
Meridian Bioscience Inc.(a)	2,699	85,450
Merit Medical Systems Inc.(a)	3,178	182,671
Mesa Laboratories Inc.	326	69,519
Neogen Corp.(a)	6,712	155,249
Nevro Corp.(a)(b)	2,227	96,540
NuVasive Inc.(a)	3,251	170,742
Omnicell Inc.(a)(b)	2,763	304,262
OraSure Technologies Inc.(a)(b)	4,576	14,003
Orthofix Medical Inc.(a)(b)	1,226	31,447
OrthoPediatrics Corp.(a)	917	43,328
Outset Medical Inc.(a)(b)	2,640	40,788
Paragon 28 Inc.(a)(b)	473	8,987
Penumbra Inc.(a)	2,210	308,030
PROCEPT BioRobotics Corp.(a)(b)	441	16,890
Pulmonx Corp.(a)(b)	2,242	38,204
QuidelOrtho Corp.(a)	3,125	318,875
Senseonics Holdings Inc.(a)(b)	26,354	33,997
Shockwave Medical Inc.(a)	2,239	472,272
SI-BONE Inc.(a)	1,756	23,601
Silk Road Medical Inc.(a)(b)	2,173	98,893
STAAR Surgical Co.(a)(b)	3,002	242,261
Surmodics Inc.(a)	862	29,998
Tandem Diabetes Care Inc.(a)	4,004	265,105
TransMedics Group Inc.(a)	1,722	69,534
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Treace Medical Concepts Inc.(a)	798	$13,502
UFP Technologies Inc.(a)	420	33,818
Varex Imaging Corp.(a)	2,454	54,700
Vicarious Surgical Inc., Class A(a)(b)	2,257	8,802
ViewRay Inc.(a)	9,851	30,046
Zimvie Inc.(a)(b)	1,284	24,935
		8,501,995
Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)	10,840	183,630
23andMe Holding Co., Class A(a)(b)	13,521	37,588
Acadia Healthcare Co. Inc.(a)	5,656	468,939
Accolade Inc.(a)	3,725	34,419
AdaptHealth Corp.(a)(b)	6,144	135,844
Addus HomeCare Corp.(a)	1,000	92,810
Agiliti Inc.(a)(b)	1,746	38,220
AirSculpt Technologies Inc.(a)	628	4,880
Alignment Healthcare Inc.(a)	1,817	26,674
Amedisys Inc.(a)(b)	2,028	243,056
AMN Healthcare Services Inc.(a)	2,796	314,382
Apollo Medical Holdings Inc.(a)	2,396	127,060
Aveanna Healthcare Holdings Inc.(a)	2,763	5,858
Brookdale Senior Living Inc.(a)	12,036	58,013
Cano Health Inc.(a)	11,845	72,136
CareMax Inc.(a)	4,254	30,416
Castle Biosciences Inc.(a)	1,516	42,387
Clover Health Investments Corp.(a)(b)	19,228	53,838
Community Health Systems Inc.(a)	7,851	23,396
CorVel Corp.(a)	579	95,471
Covetrus Inc.(a)	6,548	136,002
Cross Country Healthcare Inc.(a)	2,205	58,124
DocGo Inc.(a)	4,707	36,385
Encompass Health Corp.	6,215	314,603
Ensign Group Inc. (The)	3,287	261,941
Fulgent Genetics Inc.(a)(b)	1,217	72,716
Guardant Health Inc.(a)(b)	6,373	319,733
Hanger Inc.(a)	2,398	44,531
HealthEquity Inc.(a)(b)	5,272	306,672
Hims & Hers Health Inc.(a)	7,908	48,951
Innovage Holding Corp.(a)(b)	1,235	5,496
Invitae Corp.(a)(b)	13,238	25,152
Joint Corp. (The)(a)	909	15,544
LifeStance Health Group Inc.(a)(b)	2,551	15,204
ModivCare Inc.(a)	794	79,241
National HealthCare Corp.	877	62,293
National Research Corp.	824	31,230
Oak Street Health Inc.(a)(b)	8,712	252,212
OPKO Health Inc.(a)	25,365	59,861
Option Care Health Inc.(a)	8,651	290,674
Owens & Minor Inc.	4,761	168,587
Patterson Companies Inc.	5,451	169,308
Pediatrix Medical Group Inc.(a)	5,348	121,186
Pennant Group Inc. (The)(a)(b)	1,742	23,238
PetIQ Inc.(a)(b)	1,764	28,930
Premier Inc., Class A	7,340	282,296
Privia Health Group Inc.(a)	1,703	62,636
Progyny Inc.(a)(b)	4,526	138,179
R1 RCM Inc.(a)(b)	8,389	209,725
RadNet Inc.(a)	2,875	59,139
Select Medical Holdings Corp.	6,448	190,990
Sema4 Holdings Corp.(a)(b)	16,044	25,991

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Signify Health Inc., Class A(a)(b)	1,570	$26,863
Surgery Partners Inc.(a)(b)	2,273	89,511
U.S. Physical Therapy Inc.	808	104,862
		6,227,023
Health Care Technology — 1.0%
Allscripts Healthcare Solutions Inc.(a)(b)	7,310	115,644
American Well Corp., Class A(a)	12,435	48,496
Certara Inc.(a)(b)	6,499	149,412
Change Healthcare Inc.(a)	15,739	381,986
Computer Programs & Systems Inc.(a)	899	30,350
Definitive Healthcare Corp.(a)(b)	1,619	42,062
Doximity Inc., Class A(a)(b)	5,768	244,102
Evolent Health Inc., Class A(a)(b)	5,210	177,088
GoodRx Holdings Inc., Class A(a)	4,338	27,026
Health Catalyst Inc.(a)(b)	3,428	57,385
HealthStream Inc.(a)	1,534	36,908
Multiplan Corp.(a)(b)	14,963	75,713
NextGen Healthcare Inc.(a)(b)	3,611	61,820
Nutex Health Inc.(a)(b)	1,566	4,134
OptimizeRx Corp.(a)	1,141	25,638
Pear Therapeutics Inc.(a)	2,065	3,077
Phreesia Inc.(a)	3,235	75,990
Schrodinger Inc.(a)	2,921	91,427
Sharecare Inc.(a)(b)	18,204	26,032
Simulations Plus Inc.	979	62,803
Teladoc Health Inc.(a)	10,055	370,527
		2,107,620
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment Inc.(a)	3,387	40,847
Bally’s Corp.(a)(b)	1,778	39,063
BJ’s Restaurants Inc.(a)	1,443	33,867
Bloomin’ Brands Inc.	5,020	102,358
Bluegreen Vacations Holding Corp.	790	20,761
Bowlero Corp.(a)	2,599	29,733
Boyd Gaming Corp.	4,990	276,995
Brinker International Inc.(a)	2,724	75,591
Cheesecake Factory Inc. (The)	3,053	89,239
Chuy’s Holdings Inc.(a)	1,179	26,209
Cracker Barrel Old Country Store Inc.	1,461	138,897
Dave & Buster’s Entertainment Inc.(a)	2,415	90,224
Denny’s Corp.(a)	3,838	37,267
Dine Brands Global Inc.	1,048	74,733
DraftKings Inc., Class A (a)(b)	22,441	308,115
Dutch Bros. Inc.(a)(b)	1,680	62,983
El Pollo Loco Holdings Inc.(a)	1,143	11,110
Everi Holdings Inc.(a)	5,709	109,670
F45 Training Holdings Inc.(a)	1,414	2,786
First Watch Restaurant Group Inc.(a)	555	9,224
Golden Entertainment Inc.(a)	1,266	55,539
Hilton Grand Vacations Inc.(a)	5,615	228,924
Hyatt Hotels Corp., Class A(a)	3,243	268,358
Jack in the Box Inc.	1,309	90,504
Krispy Kreme Inc.(b)	1,816	25,932
Kura Sushi USA Inc., Class A(a)	267	22,545
Life Time Group Holdings Inc.(a)	2,512	36,424
Lindblad Expeditions Holdings Inc.(a)(b)	2,015	15,919
Marriott Vacations Worldwide Corp.	2,593	355,034
Membership Collective Group Inc., Class A(a)	1,950	13,163
Monarch Casino & Resort Inc.(a)	819	52,539
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John’s International Inc.	1,990	$190,821
Penn National Gaming Inc.(a)	10,208	352,686
Planet Fitness Inc., Class A(a)(b)	5,300	417,693
Portillo’s Inc., Class A(a)	1,379	31,483
RCI Hospitality Holdings Inc.	481	27,398
Red Rock Resorts Inc., Class A	3,330	130,969
Rush Street Interactive Inc.(a)(b)	3,845	21,301
Ruth’s Hospitality Group Inc.	1,959	34,380
Scientific Games Corp., Class A(a)	5,992	305,232
SeaWorld Entertainment Inc.(a)	2,969	141,710
Shake Shack Inc., Class A(a)	2,471	127,158
Six Flags Entertainment Corp.(a)	4,943	112,058
Sonder Holdings Inc.(a)	7,393	11,459
Sweetgreen Inc., Class A (a)	830	13,039
Texas Roadhouse Inc.	4,264	371,906
Travel + Leisure Co.	5,372	231,587
Vacasa Inc., Class A(a)	5,688	14,846
Wendy’s Co. (The)	10,772	226,535
Wingstop Inc.	1,866	235,452
Xponential Fitness Inc., Class A(a)	878	13,030
		5,755,296
Household Durables — 1.8%
Beazer Homes USA Inc.(a)	1,894	27,936
Cavco Industries Inc.(a)	535	137,918
Century Communities Inc.	1,820	93,129
Cricut Inc., Class A(a)(b)	2,795	18,838
Dream Finders Homes Inc., Class A(a)(b)	1,161	15,093
Ethan Allen Interiors Inc.	1,345	30,922
GoPro Inc., Class A(a)	8,102	51,529
Green Brick Partners Inc.(a)	2,836	76,005
Helen of Troy Ltd.(a)	1,495	200,016
Installed Building Products Inc.	1,450	147,059
iRobot Corp.(a)	1,678	77,205
KB Home	5,440	177,562
La-Z-Boy Inc.	2,678	74,636
Leggett & Platt Inc.	8,340	330,598
LGI Homes Inc.(a)	1,297	146,302
Lovesac Co. (The)(a)	808	25,177
M/I Homes Inc.(a)	1,780	81,898
MDC Holdings Inc.	3,584	129,920
Meritage Homes Corp.(a)	2,298	202,913
Skyline Champion Corp.(a)	3,296	208,637
Snap One Holdings Corp.(a)	827	10,056
Sonos Inc.(a)	8,004	176,968
Taylor Morrison Home Corp.(a)	7,490	214,963
Tempur Sealy International Inc.	10,983	301,813
Toll Brothers Inc.	6,874	338,063
TopBuild Corp.(a)	2,045	432,967
Traeger Inc.(a)(b)	1,509	4,633
Tri Pointe Homes Inc.(a)	6,497	120,324
Tupperware Brands Corp.(a)	2,828	21,097
Universal Electronics Inc.(a)	773	21,451
Vizio Holding Corp., Class A(a)	2,464	22,570
Weber Inc., Class A(b)	1,147	7,306
		3,925,504
Household Products — 0.3%
Central Garden & Pet Co.(a)	625	27,088
Central Garden & Pet Co., Class A, NVS(a)	2,485	101,388
Energizer Holdings Inc.	4,082	120,541

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Reynolds Consumer Products Inc.	3,413	$99,182
Spectrum Brands Holdings Inc.	2,545	176,979
WD-40 Co.	851	150,942
		676,120
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power Inc.(a)(b)	2,459	19,278
Clearway Energy Inc., Class A	2,175	75,103
Clearway Energy Inc., Class C	5,108	191,754
Ormat Technologies Inc.(b)	2,822	244,216
Sunnova Energy International Inc.(a)(b)	5,979	155,574
		685,925
Insurance — 2.6%
American Equity Investment Life Holding Co.	4,829	181,377
AMERISAFE Inc.	1,323	60,276
Argo Group International Holdings Ltd.	2,193	71,909
Assured Guaranty Ltd.	4,006	233,910
Axis Capital Holdings Ltd.	4,860	245,381
Brighthouse Financial Inc.(a)	4,680	203,206
BRP Group Inc., Class A(a)(b)	3,553	97,956
CNO Financial Group Inc.	7,352	137,850
Employers Holdings Inc.	1,020	40,504
Enstar Group Ltd.(a)	759	150,221
First American Financial Corp.	6,678	387,324
Genworth Financial Inc., Class A(a)	27,811	118,197
Goosehead Insurance Inc., Class A	1,269	71,331
Hagerty Inc., Class A(a)	1,698	19,493
Hanover Insurance Group Inc. (The)	2,281	311,288
HCI Group Inc.	509	34,851
Hippo Holdings Inc.(a)(b)	23,314	19,910
Horace Mann Educators Corp.	1,984	67,952
James River Group Holdings Ltd.	2,320	55,123
Kemper Corp.	3,765	176,202
Kinsale Capital Group Inc.(b)	1,346	327,361
Lemonade Inc.(a)(b)	2,421	45,636
MBIA Inc.(a)	3,147	39,589
Mercury General Corp.	1,727	72,413
National Western Life Group Inc., Class A	145	29,290
Oscar Health Inc., Class A(a)(b)	2,493	13,462
Palomar Holdings Inc.(a)	1,521	94,865
Primerica Inc.	2,406	309,628
ProAssurance Corp.	2,298	50,855
RenaissanceRe Holdings Ltd.	2,768	357,930
RLI Corp.	2,495	274,400
Ryan Specialty Group Holdings Inc., Class A(a)(b)	3,690	159,556
Safety Insurance Group Inc.	676	58,508
Selective Insurance Group Inc.	3,784	294,622
SiriusPoint Ltd.(a)	5,688	24,914
Stewart Information Services Corp.	1,375	75,144
Trupanion Inc.(a)(b)	2,172	136,901
United Fire Group Inc.	1,321	43,368
Universal Insurance Holdings Inc.	1,852	23,428
Unum Group	12,596	405,465
White Mountains Insurance Group Ltd.(b)	188	233,013
		5,754,609
Interactive Media & Services — 0.5%
Bumble Inc., Class A(a)	4,534	171,929
BuzzFeed Inc.(a)	1,436	2,700
Cargurus Inc.(a)	5,517	134,008
Cars.com Inc.(a)	4,026	47,346
Security	Shares	Value

Interactive Media & Services (continued)
Eventbrite Inc., Class A(a)	5,125	$47,970
fuboTV Inc.(a)(b)	11,441	28,717
Leafly Holdings Inc.(a)(b)	1,581	8,727
MediaAlpha Inc., Class A(a)	1,385	17,063
Nextdoor Holdings Inc.(a)(b)	6,077	20,358
Outbrain Inc.(a)	909	5,090
QuinStreet Inc.(a)	3,116	33,497
Shutterstock Inc.	1,467	82,885
System1 Inc.(a)(b)	982	8,072
TripAdvisor Inc.(a)	6,301	119,782
Vimeo Inc.(a)	9,736	54,132
Yelp Inc.(a)(b)	4,198	128,711
Ziff Davis Inc.(a)	2,957	242,149
ZipRecruiter Inc.(a)	732	12,832
		1,165,968
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)	1,744	17,388
BARK Inc.(a)	4,987	7,131
Boxed Inc.(a)(b)	3,032	5,700
Chewy Inc., Class A(a)(b)	5,650	219,276
ContextLogic Inc., Class A(a)(b)	21,476	32,214
Duluth Holdings Inc., Class B(a)	806	7,770
Groupon Inc.(a)	1,226	12,996
Lands’ End Inc.(a)	826	10,531
Liquidity Services Inc.(a)	1,712	34,463
Lulu’s Fashion Lounge Holdings Inc.(a)	367	2,055
Overstock.com Inc.(a)(b)	2,639	76,531
PetMed Express Inc.	1,281	27,951
Porch Group Inc.(a)	4,864	9,388
Poshmark Inc., Class A(a)	2,590	27,946
Quotient Technology Inc.(a)	5,046	13,977
Qurate Retail Inc., Series A	21,286	58,111
RealReal Inc. (The)(a)(b)	5,239	12,207
Rent the Runway Inc.(a)(b)	1,072	4,760
Revolve Group Inc.(a)	2,519	71,338
Stitch Fix Inc., Class A(a)(b)	5,156	30,781
Vivid Seats Inc., Class A(b)	1,416	11,838
Wayfair Inc., Class A(a)(b)	4,949	266,801
Xometry Inc., Class A(a)(b)	606	23,028
		984,181
IT Services — 2.3%
Affirm Holdings Inc.(a)(b)	10,304	276,559
AvidXchange Holdings Inc.(a)(b)	1,631	11,776
BigCommerce Holdings Inc., Series 1(a)	3,749	58,672
Cantaloupe Inc.(a)	3,717	22,562
Cass Information Systems Inc.	705	25,704
Conduent Inc.(a)	10,448	48,688
Core Scientific Inc.(a)	14,395	36,131
CSG Systems International Inc.	1,955	127,564
Cyxtera Technologies Inc.(a)(b)	2,205	26,879
DigitalOcean Holdings Inc.(a)(b)	1,051	43,070
Edgio Inc.(a)(b)	8,637	21,852
Euronet Worldwide Inc.(a)	3,158	310,337
EVERTEC Inc.	3,698	144,185
Evo Payments Inc., Class A(a)	2,953	80,735
ExlService Holdings Inc.(a)	2,076	349,536
Fastly Inc., Class A(a)	6,783	77,123
Flywire Corp.(a)	689	16,164
Grid Dynamics Holdings Inc.(a)	2,906	54,836

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Hackett Group Inc. (The)	1,771	$37,138
I3 Verticals Inc., Class A(a)	1,373	37,249
International Money Express Inc.(a)	2,049	49,258
Kyndryl Holdings Inc.(a)(b)	11,287	118,175
Marqeta Inc., Class A(a)	22,869	219,314
Maximus Inc.	3,849	257,306
MoneyGram International Inc.(a)	6,100	61,976
Paya Holdings Inc., Class A(a)(b)	5,217	36,467
Payoneer Global Inc.(a)	12,118	64,710
Perficient Inc.(a)(b)	2,173	229,295
Rackspace Technology Inc.(a)(b)	4,018	27,081
Repay Holdings Corp.(a)	4,776	63,998
Sabre Corp.(a)(b)	20,557	126,425
Shift4 Payments Inc., Class A(a)(b)	3,348	121,968
SolarWinds Corp.	2,839	30,406
Squarespace Inc., Class A(a)	1,785	37,967
Switch Inc., Class A	8,605	290,935
TaskUS Inc., Class A(a)(b)	1,828	38,443
Thoughtworks Holding Inc.(a)	2,263	35,438
Toast Inc., Class A(a)	15,200	242,896
TTEC Holdings Inc.	1,157	84,658
Tucows Inc., Class A(a)(b)	568	26,281
Unisys Corp.(a)	4,189	57,473
Verra Mobility Corp.(a)	8,006	132,019
Western Union Co. (The)	24,081	409,859
WEX Inc.(a)(b)	2,806	466,385
		5,035,493
Leisure Products — 0.9%
Acushnet Holdings Corp.	2,119	103,259
AMMO Inc.(a)(b)	5,637	27,508
Brunswick Corp./DE	4,724	378,487
Callaway Golf Co.(a)(b)	7,266	166,755
Clarus Corp.	1,669	34,415
Johnson Outdoors Inc., Class A	441	29,684
Latham Group Inc.(a)	2,070	11,364
Malibu Boats Inc., Class A(a)	1,266	79,062
MasterCraft Boat Holdings Inc.(a)	1,094	25,917
Peloton Interactive Inc., Class A(a)	19,135	181,591
Polaris Inc.	3,491	409,424
Smith & Wesson Brands Inc.	2,796	40,682
Solo Brands Inc., Class A(a)(b)	826	4,122
Sturm Ruger & Co. Inc.	1,087	71,883
Vista Outdoor Inc.(a)	3,524	106,072
YETI Holdings Inc.(a)(b)	5,382	273,244
		1,943,469
Life Sciences Tools & Services — 0.8%
10X Genomics Inc., Class A(a)	5,885	236,283
AbCellera Biologics Inc.(a)	11,404	114,496
Absci Corp.(a)(b)	776	2,553
Adaptive Biotechnologies Corp.(a)(b)	6,818	62,453
Azenta Inc.	4,680	319,457
BioNano Genomics Inc.(a)(b)	17,974	33,432
Codexis Inc.(a)	3,769	25,855
Cytek Biosciences Inc.(a)	912	11,674
Maravai LifeSciences Holdings Inc., Class A(a)	6,804	177,516
Medpace Holdings Inc.(a)	1,676	284,132
NanoString Technologies Inc.(a)	2,951	37,773
Nautilus Biotechnology Inc.(a)(b)	3,106	9,038
NeoGenomics Inc.(a)	7,891	79,857
Security	Shares	Value

Life Sciences Tools & Services (continued)
Pacific Biosciences of California Inc.(a)(b)	13,796	$60,289
Quanterix Corp.(a)	2,065	33,019
Quantum-Si Inc.(a)(b)	5,151	16,741
Science 37 Holdings Inc(a)	3,196	6,360
Seer Inc., Class A(a)	2,275	20,475
SomaLogic Inc.(a)	8,752	44,198
Sotera Health Co.(a)	6,201	119,059
		1,694,660
Machinery — 3.7%
Alamo Group Inc.	615	79,587
Albany International Corp., Class A	1,978	180,532
Allison Transmission Holdings Inc.	6,069	254,109
Altra Industrial Motion Corp.	4,066	169,674
Astec Industries Inc.(b)	1,414	69,470
Barnes Group Inc.	2,941	99,465
Berkshire Grey Inc., Class A(a)	2,546	4,481
Blue Bird Corp.(a)	1,316	14,687
Chart Industries Inc.(a)(b)	2,237	436,416
CIRCOR International Inc.(a)	1,216	21,171
Columbus McKinnon Corp./NY	1,772	58,653
Crane Holdings Co.	2,982	295,009
Desktop Metal Inc., Class A(a)(b)	11,833	25,204
Donaldson Co. Inc.	7,699	418,903
Douglas Dynamics Inc.	1,431	45,592
Energy Recovery Inc.(a)(b)	2,348	52,196
Enerpac Tool Group Corp.	3,742	75,963
EnPro Industries Inc.	1,309	122,365
ESCO Technologies Inc.	1,628	126,251
Evoqua Water Technologies Corp.(a)	7,598	289,560
Federal Signal Corp.	3,773	156,655
Flowserve Corp.	8,189	277,116
Franklin Electric Co. Inc.	2,438	221,419
Gates Industrial Corp. PLC(a)	5,995	73,738
Gorman-Rupp Co. (The)	1,405	43,134
Greenbrier Companies Inc. (The)	2,022	64,340
Helios Technologies Inc.	2,022	139,154
Hillenbrand Inc.	4,493	207,577
Hillman Solutions Corp.(a)(b)	6,352	65,743
Hydrofarm Holdings Group Inc.(a)	2,371	7,658
Hyliion Holdings Corp.(a)	6,869	26,995
Hyster-Yale Materials Handling Inc.	620	21,446
Hyzon Motors Inc.(a)(b)	5,606	22,536
Ideanomics Inc.(a)(b)	27,937	19,039
ITT Inc.	5,205	390,531
John Bean Technologies Corp.	1,996	224,171
Kadant Inc.	729	148,607
Kennametal Inc.	5,171	138,841
Lindsay Corp.	693	106,694
Luxfer Holdings PLC	1,798	29,379
Manitowoc Co. Inc. (The)(a)(b)	2,287	26,140
Markforged Holding Corp.(a)	4,367	9,564
Microvast Holdings Inc.(a)(b)	14,728	39,029
Mueller Industries Inc.	3,569	240,301
Mueller Water Products Inc., Class A	9,860	128,377
Nikola Corp.(a)(b)	13,358	83,087
Omega Flex Inc.	184	21,158
Oshkosh Corp.	4,105	353,440
Proterra Inc.(a)(b)	11,603	62,540
Proto Labs Inc.(a)	1,737	84,922
RBC Bearings Inc.(a)(b)	1,801	425,036

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
REV Group Inc.	1,977	$23,012
Sarcos Technology and Robotics Corp.(a)(b)	3,796	12,717
Shyft Group Inc. (The)	1,969	51,076
SPX Corp.(a)(b)	2,888	170,767
Standex International Corp.	749	72,713
Tennant Co.	1,152	77,219
Terex Corp.	4,348	145,701
Timken Co. (The)	4,221	275,969
Titan International Inc.(a)	3,189	53,448
Trinity Industries Inc.	4,417	114,621
Velo3D Inc.(a)(b)	5,122	16,442
Wabash National Corp.	3,064	55,336
Watts Water Technologies Inc., Class A	1,720	237,584
Xos Inc.(a)(b)	3,189	5,708
		8,009,968
Marine — 0.3%
Eagle Bulk Shipping Inc.	847	44,832
Genco Shipping & Trading Ltd.	2,214	42,686
Kirby Corp.(a)	3,766	238,915
Matson Inc.	2,551	233,850
		560,283
Media — 1.1%
AdTheorent Holding Co. Inc.(a)(b)	3,049	8,568
Advantage Solutions Inc.(a)(b)	5,947	26,405
Altice USA Inc., Class A(a)	14,213	149,379
AMC Networks Inc., Class A(a)(b)	1,846	56,340
Boston Omaha Corp., Class A(a)(b)	1,082	26,401
Cardlytics Inc.(a)(b)	2,133	29,435
Clear Channel Outdoor Holdings Inc.(a)	28,963	44,893
EW Scripps Co. (The), Class A, NVS(a)	3,574	50,965
Gannett Co. Inc.(a)	9,340	28,113
Gray Television Inc.(b)	5,581	103,639
iHeartMedia Inc., Class A(a)	6,840	51,163
Integral Ad Science Holding Corp.(a)	943	8,930
John Wiley & Sons Inc., Class A	2,715	141,777
Magnite Inc.(a)(b)	7,094	54,198
New York Times Co. (The), Class A	10,405	332,440
Nexstar Media Group Inc., Class A	2,520	474,692
PubMatic Inc., Class A(a)	2,611	43,317
Scholastic Corp., NVS	1,915	90,139
Sinclair Broadcast Group Inc., Class A	2,774	60,584
Stagwell Inc.(a)	4,815	31,827
TechTarget Inc.(a)	1,672	108,998
TEGNA Inc.	13,825	289,496
Thryv Holdings Inc.(a)	1,064	25,898
WideOpenWest Inc.(a)	3,253	59,790
		2,297,387
Metals & Mining — 1.0%
Alpha Metallurgical Resources Inc.	1,095	149,752
Arconic Corp.(a)	6,578	198,721
ATI Inc.(a)	7,791	193,918
Carpenter Technology Corp.	3,032	97,448
Century Aluminum Co.(a)	3,078	24,285
Coeur Mining Inc.(a)	17,160	55,084
Commercial Metals Co.	7,560	299,527
Compass Minerals International Inc.	2,160	80,417
Haynes International Inc.	799	30,889
Hecla Mining Co.	33,551	151,986
Kaiser Aluminum Corp.	1,006	76,225
Security	Shares	Value

Metals & Mining (continued)
Materion Corp.	1,283	$105,129
MP Materials Corp.(a)(b)	4,643	155,866
Olympic Steel Inc.	591	17,570
Piedmont Lithium Inc.(a)(b)	1,105	49,957
Ramaco Resources Inc.	717	8,418
Ryerson Holding Corp.	967	26,496
Schnitzer Steel Industries Inc., Class A	1,624	57,749
SunCoke Energy Inc.	5,424	40,138
TimkenSteel Corp.(a)	2,602	52,795
Warrior Met Coal Inc.	3,259	104,060
Worthington Industries Inc.	2,009	102,881
		2,079,311
Mortgage Real Estate Investment — 1.5%
AGNC Investment Corp.	32,781	413,368
Apollo Commercial Real Estate Finance Inc.	8,487	108,464
Arbor Realty Trust Inc.	10,038	166,832
Ares Commercial Real Estate Corp.	3,018	41,347
ARMOUR Residential REIT Inc.	6,563	51,651
Blackstone Mortgage Trust Inc., Class A	10,652	329,892
BrightSpire Capital Inc.	6,064	53,606
Broadmark Realty Capital Inc.	8,304	63,027
Chimera Investment Corp.	14,857	155,553
Dynex Capital Inc.	2,374	39,883
Ellington Financial Inc.	3,575	57,379
Franklin BSP Realty Trust Inc.	5,304	81,416
Granite Point Mortgage Trust Inc.	3,417	36,254
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,457	196,943
Invesco Mortgage Capital Inc.	2,100	37,170
KKR Real Estate Finance Trust Inc.	3,111	60,633
Ladder Capital Corp.	7,287	86,570
MFA Financial Inc.	5,839	75,673
New Residential Investment Corp.	29,214	318,725
New York Mortgage Trust Inc.	23,897	75,037
Orchid Island Capital Inc.	11,179	35,996
PennyMac Mortgage Investment Trust	5,873	90,209
Ready Capital Corp.	4,366	60,731
Redwood Trust Inc.	7,553	65,409
Starwood Property Trust Inc.	19,209	453,717
TPG RE Finance Trust Inc.	3,842	41,686
Two Harbors Investment Corp.	21,626	116,348
		3,313,519
Multi-Utilities — 0.3%
Avista Corp.	4,204	177,661
Black Hills Corp.	4,044	312,197
NorthWestern Corp.	3,383	187,587
Unitil Corp.	1,078	59,042
		736,487
Multiline Retail — 0.2%
Big Lots Inc.	1,757	35,474
Dillard’s Inc., Class A	229	52,063
Franchise Group Inc.	1,690	55,652
Nordstrom Inc.	6,977	164,029
Ollie’s Bargain Outlet Holdings Inc.(a)	3,632	214,106
		521,324
Oil, Gas & Consumable Fuels — 3.5%
Alto Ingredients Inc.(a)(b)	5,183	22,287
Antero Midstream Corp.	20,417	205,395
Arch Resources Inc.	971	125,395
Archaea Energy Inc.(a)(b)	3,378	55,332

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Berry Corp.	4,560	$38,942
Brigham Minerals Inc., Class A	3,230	85,757
California Resources Corp.	4,863	218,154
Callon Petroleum Co.(a)	2,972	136,831
Centennial Resource Development Inc./DE, Class A(a)	11,481	76,463
Centrus Energy Corp., Class A(a)(b)	620	20,553
Chord Energy Corp.	2,590	332,142
Civitas Resources Inc.	4,500	265,320
Clean Energy Fuels Corp.(a)(b)	10,536	68,273
CNX Resources Corp.(a)	12,171	210,193
Comstock Resources Inc.(a)	5,696	90,737
CONSOL Energy Inc.(a)(b)	2,011	123,315
Crescent Energy Co., Class A	1,709	24,951
CVR Energy Inc.	1,879	63,022
Delek U.S. Holdings Inc.	4,520	120,503
Denbury Inc.(a)	3,162	227,379
Dorian LPG Ltd.	1,681	27,098
DTE Midstream LLC	6,056	333,262
Earthstone Energy Inc., Class A(a)(b)	3,194	45,323
Enviva Inc.	1,799	125,264
Equitrans Midstream Corp.	25,494	200,128
Excelerate Energy Inc., Class A (a)	1,089	24,110
Gevo Inc.(a)(b)	12,746	37,473
Gran Tierra Energy Inc.(a)	23,106	30,962
Green Plains Inc.(a)	1,656	59,649
Gulfport Energy Corp.(a)(b)	762	70,134
HF Sinclair Corp.	9,325	445,921
International Seaways Inc.	2,610	61,727
Kosmos Energy Ltd.(a)	28,520	180,817
Laredo Petroleum Inc.(a)	912	80,867
Magnolia Oil & Gas Corp., Class A	9,479	228,728
Matador Resources Co.	6,942	401,109
Murphy Oil Corp.	9,090	319,423
NextDecade Corp.(a)	1,667	11,786
Northern Oil and Gas Inc.	4,142	119,414
Par Pacific Holdings Inc.(a)	2,821	46,547
PBF Energy Inc., Class A(a)	5,984	199,566
PDC Energy Inc.	5,960	391,512
Peabody Energy Corp.(a)	6,724	141,137
Range Resources Corp.(a)	16,167	534,643
Ranger Oil Corp.	1,352	51,457
REX American Resources Corp.(a)	345	32,934
Riley Exploration Permian Inc.	288	7,626
Ring Energy Inc.(a)(b)	5,974	16,787
SandRidge Energy Inc.(a)	2,050	38,397
SilverBow Resources Inc.(a)	722	32,627
SM Energy Co.	7,590	313,315
Talos Energy Inc.(a)	2,637	49,971
Tellurian Inc.(a)(b)	29,060	108,103
Uranium Energy Corp.(a)	17,869	75,050
VAALCO Energy Inc.	3,672	21,775
Vertex Energy Inc.(a)	2,938	39,898
W&T Offshore Inc.(a)(b)	5,940	29,522
World Fuel Services Corp.	4,147	114,955
		7,559,961
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	1,073	38,306
Glatfelter Corp.	2,878	17,671
Louisiana-Pacific Corp.	5,137	326,867
Mercer International Inc.	2,513	40,108
Security	Shares	Value

Paper & Forest Products (continued)
Resolute Forest Products Inc.(a)	2,855	$57,899
Sylvamo Corp.	2,186	85,779
		566,630
Personal Products — 0.6%
Beauty Health Co. (The)(a)	5,966	79,467
BellRing Brands Inc.(a)	6,810	164,393
Coty Inc., Class A(a)	21,557	157,797
Edgewell Personal Care Co.	3,272	130,160
elf Beauty Inc.(a)	3,020	101,261
Herbalife Nutrition Ltd.(a)	5,971	145,752
Honest Co. Inc. (The)(a)	1,606	5,364
Inter Parfums Inc.	1,105	92,234
Medifast Inc.	725	121,938
Nu Skin Enterprises Inc., Class A	3,157	137,361
USANA Health Sciences Inc.(a)	725	50,475
Veru Inc.(a)(b)	3,721	45,024
		1,231,226
Pharmaceuticals — 1.2%
Aclaris Therapeutics Inc.(a)	3,181	49,019
Amneal Pharmaceuticals Inc.(a)	5,959	21,095
Amphastar Pharmaceuticals Inc.(a)	2,333	87,231
Amylyx Pharmaceuticals Inc.(a)	646	17,436
ANI Pharmaceuticals Inc.(a)	812	27,811
Arvinas Inc.(a)(b)	2,737	145,362
Atea Pharmaceuticals Inc.(a)	3,407	27,937
Athira Pharma Inc.(a)	2,003	6,970
Axsome Therapeutics Inc.(a)	1,989	76,755
Cara Therapeutics Inc.(a)	2,763	24,149
Cassava Sciences Inc.(a)(b)	2,333	38,098
CinCor Pharma Inc.(a)(b)	788	17,825
Collegium Pharmaceutical Inc.(a)(b)	2,076	35,686
Corcept Therapeutics Inc.(a)(b)	5,972	171,158
DICE Therapeutics Inc.(a)(b)	796	13,723
Edgewise Therapeutics Inc.(a)	746	7,214
Endo International PLC(a)	14,515	7,696
Evolus Inc.(a)	2,150	26,509
EyePoint Pharmaceuticals Inc.(a)	1,537	14,033
Fulcrum Therapeutics Inc.(a)(b)	1,850	10,878
Harmony Biosciences Holdings Inc.(a)	1,423	72,189
Innoviva Inc.(a)	3,868	55,467
Intra-Cellular Therapies Inc.(a)	5,423	293,493
Nektar Therapeutics(a)	11,386	45,089
NGM Biopharmaceuticals Inc.(a)	2,410	34,897
Pacira BioSciences Inc.(a)	2,836	160,404
Perrigo Co. PLC	8,403	351,834
Phathom Pharmaceuticals Inc.(a)	1,056	9,726
Phibro Animal Health Corp., Class A	1,240	24,267
Prestige Consumer Healthcare Inc.(a)(b)	3,128	188,650
Reata Pharmaceuticals Inc., Class A(a)	1,699	52,125
Relmada Therapeutics Inc.(a)	1,794	45,926
Revance Therapeutics Inc.(a)	4,145	64,330
Roivant Sciences Ltd.(a)	5,905	23,502
SIGA Technologies Inc.	2,275	39,107
Supernus Pharmaceuticals Inc.(a)	3,313	105,188
Theravance Biopharma Inc.(a)	3,279	28,822
Tilray Brands Inc., Class 2 (a)(b)	31,331	114,358
Tricida Inc.(a)(b)	2,056	18,833
Ventyx Biosciences Inc.(a)(b)	600	9,066
		2,563,858

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 2.1%
Alight Inc., Class A(a)(b)	15,948	$120,248
ASGN Inc.(a)(b)	3,194	331,409
Atlas Technical Consultants Inc.(a)	1,168	8,199
Barrett Business Services Inc.	457	37,287
CACI International Inc., Class A(a)(b)	1,459	441,041
CBIZ Inc.(a)	3,282	149,725
CRA International Inc.	465	46,040
Exponent Inc.	3,237	325,286
First Advantage Corp.(a)	2,556	35,861
Forrester Research Inc.(a)	690	32,078
Franklin Covey Co.(a)	794	41,550
FTI Consulting Inc.(a)	2,151	351,818
Heidrick & Struggles International Inc.	1,203	37,461
HireRight Holdings Corp.(a)(b)	1,384	20,566
Huron Consulting Group Inc.(a)	1,351	90,652
ICF International Inc.	1,054	99,445
Insperity Inc.	2,225	244,172
KBR Inc.	8,706	463,420
Kelly Services Inc., Class A, NVS	2,148	46,569
Kforce Inc.	1,262	83,103
Korn Ferry	3,379	221,358
Legalzoomcom Inc.(a)(b)	1,211	12,691
ManpowerGroup Inc.	3,286	257,655
ManTech International Corp./VA, Class A	1,718	164,619
Planet Labs PBC(a)(b)	11,380	60,655
Resources Connection Inc.	1,898	40,731
Science Applications International Corp.	3,487	337,786
Sterling Check Corp.(a)(b)	901	17,705
TriNet Group Inc.(a)	2,375	195,938
TrueBlue Inc.(a)	2,094	45,314
Upwork Inc.(a)	7,613	141,297
		4,501,679
Real Estate Management & Development — 0.7%
Anywhere Real Estate Inc.(a)(b)	7,346	72,946
Cushman & Wakefield PLC(a)(b)	9,493	159,482
DigitalBridge Group Inc.(a)	37,236	204,053
Doma Holdings Inc.(a)	11,183	8,298
Douglas Elliman Inc.	4,177	25,062
eXp World Holdings Inc.	4,174	62,026
Forestar Group Inc.(a)	1,165	16,124
Howard Hughes Corp. (The)(a)(b)	2,406	170,561
Kennedy-Wilson Holdings Inc.	7,461	154,144
Marcus & Millichap Inc.	1,528	62,526
Newmark Group Inc., Class A	9,681	110,363
Offerpad Solutions Inc.(a)(b)	4,557	9,615
Opendoor Technologies Inc.(a)	24,726	121,405
RE/MAX Holdings Inc., Class A	1,260	31,928
Redfin Corp.(a)(b)	6,593	57,359
RMR Group Inc. (The), Class A	965	27,898
Seritage Growth Properties, Class A(a)(b)	2,390	28,728
St Joe Co. (The)(b)	2,081	87,444
WeWork Inc., Class A(a)(b)	13,097	62,473
		1,472,435
Road & Rail — 0.9%
ArcBest Corp.	1,542	136,621
Bird Global Inc.(a)(b)	8,505	4,576
Daseke Inc.(a)	3,878	32,498
Heartland Express Inc.	3,396	53,928
Landstar System Inc.	2,312	362,013
Security	Shares	Value

Road & Rail (continued)
Marten Transport Ltd.	3,826	$82,489
PAM Transportation Services Inc.(a)	427	15,278
Ryder System Inc.	3,186	249,527
Saia Inc.(a)	1,649	392,215
Schneider National Inc., Class B	2,177	55,143
TuSimple Holdings Inc., Class A(a)(b)	2,324	23,147
Werner Enterprises Inc.	3,734	164,147
XPO Logistics Inc.(a)	6,183	369,372
		1,940,954
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)	2,367	39,955
Allegro MicroSystems Inc.(a)	3,406	84,571
Alpha & Omega Semiconductor Ltd.(a)(b)	1,340	56,293
Ambarella Inc.(a)	2,375	205,556
Amkor Technology Inc.(b)	6,302	127,111
Axcelis Technologies Inc.(a)	2,082	146,427
CEVA Inc.(a)	1,431	53,276
Cirrus Logic Inc.(a)	3,588	306,631
Cohu Inc.(a)	3,024	86,426
Credo Technology Group Holdings Ltd.(a)(b)	1,244	19,966
Diodes Inc.(a)(b)	2,819	229,382
FormFactor Inc.(a)(b)	4,870	173,177
Ichor Holdings Ltd.(a)	1,770	55,330
Impinj Inc.(a)(b)	1,236	105,085
indie Semiconductor Inc., Class A(a)	3,815	27,468
Kulicke & Soffa Industries Inc.	3,697	177,900
MACOM Technology Solutions Holdings Inc., Class H(a)	3,058	177,181
Magnachip Semiconductor Corp.(a)	2,869	43,781
MaxLinear Inc.(a)	4,445	179,622
MKS Instruments Inc.	3,472	410,390
Navitas Semiconductor Corp.(a)	4,852	25,327
NeoPhotonics Corp.(a)	3,267	52,239
Onto Innovation Inc.(a)	3,091	257,326
PDF Solutions Inc.(a)	1,834	49,481
Photronics Inc.(a)(b)	3,816	90,859
Power Integrations Inc.	3,649	310,202
Rambus Inc.(a)	6,920	174,938
Rigetti Computing Inc.(a)(b)	4,396	19,474
Rockley Photonics Holdings Ltd.(a)(b)	5,885	15,066
Semtech Corp.(a)	3,986	248,447
Silicon Laboratories Inc.(a)(b)	2,283	336,697
SiTime Corp.(a)	972	180,773
SMART Global Holdings Inc.(a)	2,919	57,271
SunPower Corp.(a)	5,150	104,906
Synaptics Inc.(a)	2,476	358,896
Ultra Clean Holdings Inc.(a)(b)	2,805	94,248
Universal Display Corp.	2,714	313,358
Veeco Instruments Inc.(a)	3,200	69,760
		5,464,796
Software — 5.0%
8x8 Inc.(a)	7,226	35,335
A10 Networks Inc.	3,661	54,585
ACI Worldwide Inc.(a)	7,206	205,587
Agilysys Inc.(a)	1,221	58,974
Alarm.com Holdings Inc.(a)	2,875	203,464
Altair Engineering Inc., Class A(a)	3,271	192,695
Alteryx Inc., Class A(a)	3,774	182,775
American Software Inc./GA, Class A	1,997	35,706
Amplitude Inc., Class A(a)(b)	1,585	23,426

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Appfolio Inc., Class A(a)(b)	1,262	$128,484
Appian Corp.(a)(b)	2,560	124,237
Arteris Inc.(a)	321	2,587
Asana Inc., Class A(a)(b)	5,281	102,029
Avaya Holdings Corp.(a)	5,300	4,763
AvePoint Inc.(a)(b)	5,525	27,791
Blackbaud Inc.(a)	2,850	174,762
Blackline Inc.(a)	3,367	212,862
Blend Labs Inc., Class A(a)(b)	1,397	3,688
Box Inc., Class A(a)	8,947	254,453
Braze Inc., Class A(a)(b)	614	26,691
BTRS Holdings Inc., Class 1(a)(b)	4,710	30,379
C3.ai Inc., Class A(a)	4,462	82,145
CCC Intelligent Solutions Holdings Inc.(a)(b)	3,738	37,343
Cerence Inc.(a)	2,434	68,566
ChannelAdvisor Corp.(a)	1,915	28,227
Cipher Mining Inc.(a)	2,674	4,599
Clear Secure Inc., Class A(a)	873	22,104
Clearwater Analytics Holdings Inc.(a)(b)	2,392	30,570
CommVault Systems Inc.(a)	2,789	156,435
Confluent Inc., Class A(a)(b)	7,305	185,912
Consensus Cloud Solutions Inc.(a)	1,027	55,489
Couchbase Inc.(a)	561	8,544
Coupa Software Inc.(a)(b)	4,695	307,147
CS Disco Inc.(a)(b)	818	20,074
Cvent Holding Corp.(a)	4,107	25,628
Dave Inc.(a)(b)	10,208	7,044
Digimarc Corp.(a)(b)	1,019	15,601
Digital Turbine Inc.(a)	5,558	111,549
Dolby Laboratories Inc., Class A	4,089	316,489
Domo Inc., Class B(a)	1,893	53,023
DoubleVerify Holdings Inc.(a)(b)	1,410	32,331
Dropbox Inc., Class A(a)	16,723	380,281
Duck Creek Technologies Inc.(a)	4,664	64,363
E2open Parent Holdings Inc.(a)	11,004	74,277
Ebix Inc.(b)	1,530	36,200
Embark Technology Inc.(a)	12,181	5,555
Enfusion Inc., Class A(a)(b)	1,396	16,054
Envestnet Inc.(a)	2,878	167,701
Everbridge Inc.(a)	2,451	61,618
EverCommerce Inc.(a)	1,225	14,063
Expensify Inc., Class A(a)(b)	594	11,856
Freshworks Inc., Class A(a)(b)	6,693	87,745
Gitlab Inc., Class A(a)	2,290	131,446
HashiCorp Inc.(a)(b)	1,959	70,994
Informatica Inc. , Class A(a)(b)	1,878	43,006
Intapp Inc.(a)	698	10,589
InterDigital Inc.	1,965	120,631
Jamf Holding Corp.(a)	3,479	85,027
JFrog Ltd.(a)	2,807	62,315
KnowBe4 Inc., Class A(a)	4,633	66,206
Latch Inc.(a)(b)	6,247	7,496
LivePerson Inc.(a)	4,349	59,320
LiveRamp Holdings Inc.(a)	4,281	113,917
Marathon Digital Holdings Inc.(a)(b)	6,596	85,682
Matterport Inc., Class A(a)(b)	13,261	56,359
MeridianLink Inc.(a)(b)	979	16,692
MicroStrategy Inc., Class A(a)(b)	585	167,345
Mitek Systems Inc.(a)	2,702	29,398
Model N Inc.(a)	2,109	52,978
Security	Shares	Value

Software (continued)
Momentive Global Inc.(a)	8,111	$70,160
N-able Inc.(a)	4,165	40,900
nCino Inc.(a)	3,595	116,083
NCR Corp.(a)	8,506	276,020
New Relic Inc.(a)	3,715	225,389
NextNav Inc.(a)	1,824	5,034
Nutanix Inc., Class A(a)	13,759	208,174
Olo Inc., Class A(a)(b)	5,631	60,308
ON24 Inc.(a)	496	4,767
OneSpan Inc.(a)	2,300	25,461
PagerDuty Inc.(a)	4,916	127,472
Paycor HCM Inc.(a)(b)	1,953	52,126
Pegasystems Inc.	2,560	102,784
Ping Identity Holding Corp.(a)(b)	3,796	65,101
Progress Software Corp.	2,746	128,952
PROS Holdings Inc.(a)	2,534	61,754
Q2 Holdings Inc.(a)	3,580	157,162
Qualtrics International Inc., Class A(a)(b)	6,404	81,651
Qualys Inc.(a)	2,083	254,793
Rapid7 Inc.(a)(b)	3,634	232,467
Rimini Street Inc.(a)	1,941	13,626
Riot Blockchain Inc.(a)(b)	6,864	50,244
SailPoint Technologies Holdings Inc.(a)	5,881	375,031
Samsara Inc.(a)	4,207	60,833
SentinelOne Inc., Class A(a)	11,613	288,583
Smartsheet Inc., Class A(a)	8,067	242,494
Sprinklr Inc.(a)(b)	3,446	39,078
Sprout Social Inc., Class A(a)	2,906	151,403
SPS Commerce Inc.(a)	2,252	269,700
Sumo Logic Inc.(a)	5,797	39,246
Telos Corp.(a)(b)	3,394	26,948
Tenable Holdings Inc.(a)	5,863	226,605
Teradata Corp.(a)(b)	6,561	251,221
Terawulf Inc.(a)(b)	1,953	2,812
Upland Software Inc.(a)	1,605	18,169
Varonis Systems Inc.(a)	6,836	173,839
Verint Systems Inc.(a)(b)	4,028	183,959
Veritone Inc.(a)	2,007	14,109
Vertex Inc., Class A(a)(b)	1,812	20,385
WM Technology Inc.(a)(b)	4,093	13,916
Workiva Inc.(a)	3,015	197,482
Xperi Holding Corp.	6,571	110,130
Yext Inc.(a)	7,297	31,961
Zeta Global Holdings Corp.(a)	1,430	7,650
Zuora Inc., Class A(a)	7,630	64,931
		10,924,120
Specialty Retail — 2.0%
Aaron’s Co. Inc. (The)	1,921	25,011
Abercrombie & Fitch Co., Class A(a)	3,107	55,336
Academy Sports & Outdoors Inc.	5,358	230,555
American Eagle Outfitters Inc.	9,670	116,427
America’s Car-Mart Inc./TX(a)	366	37,907
Arhaus Inc.(a)	807	4,447
Arko Corp.	4,095	37,387
Asbury Automotive Group Inc.(a)(b)	1,389	238,408
Bed Bath & Beyond Inc.(a)(b)	4,915	24,722
Boot Barn Holdings Inc.(a)	1,864	116,127
Buckle Inc. (The)	1,831	55,296
Caleres Inc.	2,359	58,550
Camping World Holdings Inc., Class A(b)	2,367	64,004

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Carvana Co., Class A(a)(b)	6,207	$180,934
Chico’s FAS Inc.(a)	7,635	38,328
Children’s Place Inc. (The)(a)	795	34,455
Conn’s Inc.(a)	930	8,761
Container Store Group Inc. (The)(a)(b)	2,194	16,367
Designer Brands Inc. , Class A	3,771	54,416
Dick’s Sporting Goods Inc.	3,626	339,357
EVgo Inc.(a)(b)	4,387	39,351
Foot Locker Inc.	5,217	148,006
Gap Inc. (The)	13,202	127,003
Genesco Inc.(a)	801	44,896
Group 1 Automotive Inc.	1,034	182,935
Guess? Inc.	2,229	42,150
Haverty Furniture Companies Inc.	942	25,745
Hibbett Inc.	751	35,237
JOANN Inc.	807	7,295
Leslie’s Inc.(a)(b)	8,561	129,785
LL Flooring Holdings Inc.(a)	1,893	19,006
MarineMax Inc.(a)	1,330	54,317
Monro Inc.	2,114	106,017
Murphy USA Inc.	1,391	395,545
National Vision Holdings Inc.(a)(b)	5,089	148,293
ODP Corp. (The)(a)	2,712	98,446
OneWater Marine Inc., Class A(a)	723	26,202
Petco Health & Wellness Co. Inc.(a)(b)	5,179	72,092
Rent-A-Center Inc./TX	3,324	78,214
Sally Beauty Holdings Inc.(a)	6,756	86,342
Shoe Carnival Inc.	1,058	23,075
Signet Jewelers Ltd.	2,956	180,198
Sleep Number Corp.(a)	1,376	62,003
Sonic Automotive Inc., Class A	1,218	50,973
Sportsman’s Warehouse Holdings Inc.(a)	2,668	26,306
Torrid Holdings Inc.(a)	634	2,574
TravelCenters of America Inc.(a)	783	32,667
Urban Outfitters Inc.(a)(b)	4,038	82,698
Victoria’s Secret & Co.(a)	4,253	157,191
Warby Parker Inc.(a)(b)	653	8,091
Winmark Corp.	183	40,653
Zumiez Inc.(a)(b)	1,005	26,130
		4,296,231
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	8,239	94,254
Avid Technology Inc.(a)	2,207	61,928
Corsair Gaming Inc.(a)	2,296	32,374
Eastman Kodak Co.(a)(b)	4,200	23,142
IonQ Inc.(a)	7,445	40,203
Super Micro Computer Inc.(a)	2,782	150,256
Xerox Holdings Corp.	7,696	131,833
		533,990
Textiles, Apparel & Luxury Goods — 1.2%
Allbirds Inc.(a)(b)	5,744	29,524
Carter’s Inc.	2,529	206,063
Columbia Sportswear Co.	2,074	153,497
Crocs Inc.(a)	3,831	274,453
Fossil Group Inc.(a)	3,067	18,494
G-III Apparel Group Ltd.(a)	2,675	59,091
Hanesbrands Inc.	21,712	242,740
Kontoor Brands Inc.	2,882	105,193
Levi Strauss & Co., Class A	6,109	115,582
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	998	$33,912
Oxford Industries Inc.(b)	955	91,107
PLBY Group Inc.(a)(b)	1,514	9,720
PVH Corp.(b)	4,220	261,302
Ralph Lauren Corp.	2,880	284,055
Skechers U.S.A. Inc., Class A(a)	8,423	319,737
Steven Madden Ltd.	4,682	148,419
Under Armour Inc., Class A(a)	11,774	109,027
Under Armour Inc., Class C, NVS(a)	12,845	106,100
Wolverine World Wide Inc.	5,009	112,552
		2,680,568
Thrifts & Mortgage Finance — 1.3%
Axos Financial Inc.(a)(b)	3,481	145,367
Capitol Federal Financial Inc.	7,538	72,289
Columbia Financial Inc.(a)	2,681	54,532
Essent Group Ltd.	6,713	280,335
Federal Agricultural Mortgage Corp., Class C, NVS	588	64,851
Hingham Institution For Savings (The)	101	29,291
Kearny Financial Corp./MD.	5,666	66,349
Merchants Bancorp./IN.	1,709	45,220
MGIC Investment Corp.	19,313	273,086
Mr Cooper Group Inc.(a)	4,661	209,978
New York Community Bancorp. Inc.	29,197	310,072
NMI Holdings Inc., Class A(a)	5,524	104,625
Northfield Bancorp. Inc.	3,010	44,307
PennyMac Financial Services Inc.	1,852	101,471
Provident Financial Services Inc.	4,581	111,593
Radian Group Inc.	10,817	241,976
Rocket Companies Inc., Class A	7,372	70,181
Southern Missouri Bancorp. Inc.	581	31,339
TFS Financial Corp.	3,383	49,561
TrustCo Bank Corp. NY	786	26,378
UWM Holdings Corp.(b)	5,049	19,035
Walker & Dunlop Inc.	1,903	214,354
Waterstone Financial Inc.	1,953	36,423
WSFS Financial Corp.	3,444	164,348
		2,766,961
Tobacco — 0.1%
Turning Point Brands Inc.	850	20,400
Universal Corp./VA	1,532	85,654
Vector Group Ltd.	8,152	90,813
		196,867
Trading Companies & Distributors — 1.7%
Air Lease Corp.	6,554	243,219
Applied Industrial Technologies Inc.	2,404	241,818
Beacon Roofing Supply Inc.(a)(b)	3,409	204,608
BlueLinx Holdings Inc.(a)	600	48,000
Boise Cascade Co.	2,470	174,654
Core & Main Inc., Class A(a)	3,518	84,925
Custom Truck One Source Inc.(a)(b)	3,221	19,938
DXP Enterprises Inc./TX(a)	1,051	35,734
GATX Corp.	2,241	224,660
Global Industrial Co.	1,032	36,894
GMS Inc.(a)	2,711	143,873
H&E Equipment Services Inc.	2,014	72,000
Herc Holdings Inc.	1,575	195,331
McGrath RentCorp.	1,517	127,974
MRC Global Inc.(a)	3,874	45,016
MSC Industrial Direct Co. Inc., Class A	2,960	244,674

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
NOW Inc.(a)	6,935	$76,701
Rush Enterprises Inc., Class A	2,670	128,667
SiteOne Landscape Supply Inc.(a)	2,805	390,821
Titan Machinery Inc.(a)	1,259	35,416
Transcat Inc.(a)	434	27,047
Triton International Ltd.	4,002	256,448
Univar Solutions Inc.(a)	10,586	286,245
Veritiv Corp.(a)	882	109,386
WESCO International Inc.(a)	2,786	356,162
		3,810,211
Water Utilities — 0.3%
American States Water Co.	2,326	202,757
California Water Service Group	3,358	201,749
Middlesex Water Co.	1,050	99,865
SJW Group	1,745	114,577
York Water Co. (The)	906	38,949
		657,897
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)	4,204	72,981
Shenandoah Telecommunications Co.	3,107	69,286
Telephone and Data Systems Inc.	6,117	96,710
United States Cellular Corp.(a)	881	25,805
		264,782

Total Long-Term Investments — 99.7%
(Cost: $237,191,781)		217,282,082
Security	Shares	Value

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	28,216,461	$28,213,639
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	280,000	280,000

Total Short-Term Securities — 13.1%
(Cost: $28,492,208)		28,493,639

Total Investments in Securities — 112.8%
(Cost: $265,683,989)		245,775,721

Liabilities in Excess of Other Assets — (12.8)%		(27,866,419)

Net Assets — 100.0%		$217,909,302

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,100,871	$6,115,303	(a)	$—	$(3,733)	$1,198	$28,213,639	28,216,461	$109,686	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	30,000	(a)	—	—	—	280,000	280,000	1,031		—
					$(3,733)	$1,198	$28,493,639		$110,717		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	09/16/22	$94	$9,827

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF

July 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	2	09/16/22	$503	$17,140
				$26,967

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$217,282,082	$—	$—	$217,282,082
Money Market Funds	28,493,639	—	—	28,493,639
	$245,775,721	$—	$—	$245,775,721
Derivative financial instruments(a)
Assets
Futures Contracts	$26,967	$—	$—	$26,967

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust